October 31, 2002

Annual Report

Gradison Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

Victory Funds
LOGO(R)

The Victory Portfolios

                              Table of Contents

Shareholder Letter                                                           2

Financial Statements
Schedules of Investments                                                     3
Statements of Assets and Liabilities                                        23
Statements of Operations                                                    25
Statements of Changes in Net Assets                                         27
Financial Highlights                                                        29

Notes to Financial Statements                                               34

Report of Independent Accountants                                           39

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

Thank you for the confidence you've exhibited in the Victory Funds throughout the last 12 months. It has been a difficult investment environment that has caused many investors to re-examine their financial goals and question their asset allocations.

Equity markets showed a constant pattern of withdrawals and bond managers saw interest in their products rebound to unexpected levels. Interest rates continued downward yet money market funds saw strong inflows as quality and safety were themes that played well in an otherwise volatile time.

Throughout this difficult period, our adviser, Victory Capital Management Inc., has worked diligently to stay true to its course. Each of the Funds is established to invest in particular types of stocks or bonds, which are defined in each of the prospectuses. Though the markets did not always reward us, the Funds were kept fully invested in a manner consistent with our stated philosophy. One of Victory's basic tenets is the belief in independent, fundamental research; our analysts focused time and effort on identifying securities that might present opportunities in an uncertain environment. Similarly, we gave a great deal of attention to both credit quality and interest rate trends as we managed our bond and money market funds. All of these factors support our goal of producing highly competitive performance on a long-term, risk-adjusted basis.

Adding to the complexity of the economic environment over the last 12 months was the highly publicized management difficulties at a number of major companies. These issues further shook the confidence of investors but also led quickly to increased focus on corporate governance and the need for knowledgeable oversight by directors and trustees. The mutual fund industry has been affected by these regulatory changes; our trustees are working hard to become familiar with the requirements and to ensure that investors' interests are served.

You will find detailed information about the Funds, as well as informational and educational articles on our Web site (www.victoryfunds.com). You may also contact our shareholder servicing center at 1-800-539-3863.

Thank you for choosing the Victory Funds.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
Victory Funds

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THE VICTORY PORTFOLIOS                                Schedules of Investments
Gradison Government Reserves Fund                             October 31, 2002

(Amounts in Thousands)

                                          Principal    Amortized
Security Description                       Amount       Cost

U.S. Government Agencies (99.4%)

Federal Farm Credit Bank (34.7%):
1.70%, 11/1/02                            $260,493  $  260,493
1.71%, 11/1/02                              50,000      50,000
1.63%, 11/4/02                             100,000      99,986
1.64%*, 11/4/02**                          120,650     120,650
1.69%, 11/13/02                             25,000      24,986
1.65%, 11/14/02                             25,000      24,985
1.66%*, 11/15/02**                         600,000     600,000
1.67%, 11/20/02                            125,000     124,890
2.15%, 2/14/03                              20,000      19,875
1.68%, 3/12/03                                 500         497

                                                     1,326,362

Federal Home Loan Bank (30.3%):
1.67%, 11/6/02                             740,000     739,827
1.56%, 11/29/02                             25,000      24,970
5.00%, 2/28/03                              25,000      25,215
2.80%, 4/11/03                              25,000      25,000
2.83%, 4/21/03                              25,000      25,000
4.50%, 4/25/03                              56,000      56,390
2.08%*, 5/1/03,
  Callable 11/1/02 @ 100                    99,500      99,500
2.02%, 9/5/03,
  Callable 11/14/02 @ 100                   40,000      40,000
2.01%, 9/12/03,
  Callable 11/27/02 @ 100                   20,000      20,000
2.00%, 9/16/03,
  Callable 11/21/02 @ 100                   20,000      19,997
2.00%, 10/22/03,
  Callable 1/3/03 @ 100                     15,000      15,000
1.70%, 10/30/03,
  Callable 4/7/03 @ 100                     15,000      15,000
2.02%, 11/17/03,
  Callable 1/21/03 @ 100                    20,000      20,000
1.75%, 12/1/03,
  Callable 2/6/03 @ 100                     20,000      20,000
1.75%, 12/2/03,
  Callable 2/6/03 @ 100                     15,000      15,000

                                                     1,160,899

Student Loan Marketing Assoc. (34.4%):
1.68%, 11/1/02                             470,000     470,000
1.61%*, 11/5/02                             20,000      19,990
1.61%*, 11/5/02                            110,000     109,996
1.61%*, 11/5/02                             25,000      25,000
1.61%*, 11/5/02                             35,000      35,000
1.63%*, 11/5/02                             25,000      25,000
1.67%*, 11/5/02                             50,000      50,000
1.69%, 11/5/02                             150,000     149,972
1.72%, 11/6/02                             175,000     174,958
2.70%, 4/25/03                             105,000     104,976
2.60%, 5/27/03                              50,000      50,000
2.65%, 6/13/03                             100,000     100,008

                                                     1,314,900

Total U.S. Government Agencies
(Amortized Cost $3,802,161)                          3,802,161

U.S. Treasury Obligations (2.2%)

U.S. Treasury Bills (0.6%):
1.59%, 11/7/02                            $ 21,080  $   21,074

U.S. Treasury Notes (1.6%):
5.50%, 2/28/03                              50,000      50,565
4.00%, 4/30/03                              13,690      13,784

                                                        64,349

Total U.S. Treasury Obligations
(Amortized Cost $85,423)                                85,423

Total Investments
(Amortized Cost $3,887,584) -- 101.6%                3,887,584

Liabilities in excess of other assets -- (1.6)%       (60,616)

NET ASSETS -- 100.0%                                $3,826,968

* Adjustable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2002. The date reflects the next rate change date.

** A put provision exists allowing the Fund to require the redemption of the investment upon seven days of notice.


                      See notes to financial statements.

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THE VICTORY PORTFOLIOS                                Schedules of Investments
Prime Obligations Fund                                        October 31, 2002

(Amounts in Thousands)

                                            Principal    Amortized
Security Description                          Amount       Cost

Bankers Acceptance (0.9%)

Toronto Dominion,
  1.75%, 11/21/02                           $ 20,000  $   19,981

Total Bankers Acceptance
(Amortized Cost $19,981)                                  19,981

Certificates of Deposit (8.8%)

Canadian Imperial Bank of Commerce,
  2.11%, 12/31/02                             20,000      20,000
Huntington National Bank,
  2.63%, 5/5/03                               40,000      40,057
Rabobank,
  2.55%, 7/11/03                              25,000      24,997
Royal Bank of Canada,
  2.50%, 12/18/02                             24,000      24,000
Royal Bank of Canada,
  2.70%, 6/13/03                              16,000      15,999
State Street Bank & Trust Corp.,
  2.31%, 6/19/03                              30,000      29,997
Westdeutsche Landesbank,
  1.75%*, 11/22/02**                          37,000      36,993

Total Certificates of Deposit
(Amortized Cost $192,043)                                192,043

Commercial Paper (51.4%)

Asset Securitization Capital Corp.,
  1.77%, 11/19/02 (a)                        100,000      99,912
Delaware Funding Corp.,
  1.78%, 11/21/02 (a)                         50,000      49,951
Dresdner Bank AG,
  1.87%, 12/17/02                             30,000      29,928
Edison Asset Securitization,
  1.76%, 11/19/02 (a)                        100,000      99,912
Eureka Securitization, Inc.,
  1.80%, 12/17/02 (a)                         98,500      98,272
Fleet Funding Corp.,
  1.75%, 11/8/02 (a)                          60,000      59,980
General Electric Capital Corp.,
  1.90%, 11/1/02                             100,000     100,000
GlaxoSmithkline Financial PLC,
  1.72%, 11/6/02 (a)                          13,000      12,997
McGraw-Hill Cos.,
  1.72%, 11/18/02                             13,200      13,189
Mont Blanc Capital Corp.,
  1.77%, 11/25/02 (a)                         85,000      84,900
Peacock Funding Corp.,
  1.78%, 12/2/02 (a)                          29,950      29,904
Pfizer, Inc.,
  1.73%, 11/19/02 (a)                         80,000      79,931
Schlumberger Co.,
  1.75%, 12/9/02 (a)                         125,200     124,969
Sheffield Receivables,
  1.78%, 11/1/02 (a)                          50,000      50,000
Sigma Finance, Inc.,
  1.89%, 11/1/02 (a)                          90,000      90,000
UBS Finance LLC,
  1.89%, 11/1/02                            $100,000  $  100,000

Total Commercial Paper
(Amortized Cost $1,123,845)                            1,123,845

Corporate Bonds (23.8%)

Ameritech Capital Funding,
  5.88%, 2/19/03                              20,256      20,470
Anchor Holdings II LLC,
  1.99%*, 11/7/02**                           14,300      14,300
BellSouth Telecommunications, Inc.,
  6.25%, 5/15/03                               5,000       5,096
Bendix Commercial Vehicle Systems,
  2.20%*, 11/12/02**                          26,000      26,000
Carenet Health Systems,
  1.85%*, 11/7/02**,
  LOC Bank of America                          5,400       5,400
Caterpillar Financial Services Corp.,
  2.04%*, 12/27/02**, MTN                     27,000      27,011
Champion Brands, Inc.,
  1.85%*, 11/7/02**,
  LOC Bank of America                          6,300       6,300
Finley Distributing Co.,
  1.85%*, 11/7/02**,
  LOC Bank of America                         10,800      10,800
General Secretariat Oas,
  1.85%*, 11/7/02**,
  LOC Bank of America                          4,680       4,680
Goldman Sachs Group, Inc.,
  1.82%*, 11/1/02**                           75,000      75,000
Goldman Sachs Group, Inc.,
  2.03%*, 1/17/03**, MTN                      10,000      10,005
Hoseki Homes I,
  2.06%*, 11/7/02**,
  LOC Huntington National Bank                 4,850       4,850
Household Finance Corp.,
  1.92%*, 12/20/02**, MTN                     30,000      29,998
John Deere Capital Corp.,
  2.10%*, 11/12/02**, MTN                     15,000      15,000
John Deere Capital Corp.,
  1.99%*, 12/2/02**, MTN                      20,000      20,002
JP Extrusions, Inc.,
  2.00%*, 11/7/02**,
  LOC Bank One                                 6,490       6,490
Liberty Lighthouse U.S. Capital,
  1.87%*, 11/1/02**, MTN                      40,000      40,000
Merrill Lynch & Co., Inc.,
  2.09%*, 11/1/02**, MTN                      30,000      30,002
Merrill Lynch & Co., Inc.,
  1.90%*, 11/13/02**, MTN                     16,000      16,001
Merrill Lynch & Co., Inc.,
  7.18%, 2/11/03, MTN                         22,500      22,787
Merrill Lynch & Co., Inc.,
  6.00%, 2/12/03                               8,700       8,785
National Rural Utilities,
  1.99%*, 11/18/02**, MTN                     20,000      19,956

                      See notes to financial statements.

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THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Prime Obligations Fund                                        October 31, 2002

(Amounts in Thousands)

                                            Principal    Amortized
Security Description                          Amount       Cost

Orthopaedic Institute,
  1.95%*, 11/7/02**,
  LOC Huntington Bank                        $ 9,000   $   9,000
Pomeroy Investments,
  2.01%*, 11/7/02**,
  LOC Firstar Bank                             3,050       3,050
Primex Funding Corp.,
  1.95%*, 11/7/02**,
  LOC Bank One                                 7,000       7,000
Richfield Technology Associates LLC,
  2.01%*, 11/7/02**,
  LOC Firstar Bank                             4,170       4,170
RKS LLC,
  1.95%*, 11/6/02**,
  LOC AmSouth Bank                             8,500       8,500
RMD Corp.,
  1.95%*, 11/7/02**,
  LOC Fifth Third Bank                         7,500       7,500
Salomon Smith Barney Holdings, Inc.,
  1.96%*, 11/12/02**, MTN                      9,700       9,706
Salomon Smith Barney Holdings, Inc.,
  1.95%*, 11/18/02**, MTN                      9,000       9,006
SeaRiver Maritime, Inc.,
  1.83%*, 11/1/02**                           24,400      24,400
Sony Corp.,
  6.13%, 3/4/03                                8,000       8,110
Southwestern Ohio Steel,
  1.99%*, 11/7/02**,
  LOC Firstar Bank                             5,860       5,860
Stevenson Photo Color Co.,
  2.01%*, 11/7/02**                            6,010       6,010

Total Corporate Bonds (Amortized Cost $521,245)          521,245

Municipal Bonds (1.5%)

Kansas (0.2%):
Olathe,
  1.85%*, 11/7/02**,
  LOC Bank of America                          5,000       5,000

Kentucky (0.2%):
Maruga, Series 1999-A,
  1.95%*, 11/7/02**,
  LOC Fifth Third Bank                         5,170       5,170

Texas (1.1%):
State, Veterans Housing,
  GO, 1.83%*, 11/6/02**                       21,840      21,840

Total Municipal Bonds (Amortized Cost $32,010)            32,010



                                                    Amortized
                                        Principal  Cost/Market
Security Description                      Amount      Value

Repurchase Agreement (10.0%)

Bear Stearns & Co.,
  1.92%, 11/1/02
  (Collateralized by
  $95,170 various U.S.
  Government Securities,
  2.75%-7.25%, 12/15/03-4/24/17,
  market value $103,574)                    $100,000  $  100,000
UBS Warburg,
  1.92%, 11/1/02
  (Collateralized by
  $112,613 various U.S.
  Government Securities,
  5.50%, 9/15/11-7/18/12,
  market value $119,861)                     117,510     117,510

Total Repurchase Agreement
(Amortized Cost $217,510)                                217,510

U.S. Government Agencies (3.5%)

Federal Home Loan Bank (0.9%):
2.13%, 12/11/02                               19,580      19,575

Federal Home Loan Mortgage Corp. (0.9%):
7.00%, 2/15/03                                20,000      20,280

Federal National Mortgage Assoc. (1.7%):
5.00%, 2/14/03                                10,000      10,078
5.00%, 2/28/03                                27,000      27,230

                                                          37,308

Total U.S. Government Agencies
(Amortized Cost $77,163)                                  77,163

Total Investments
(Amortized Cost $2,183,797) (a) -- 99.9%               2,183,797

Other assets in excess of liabilities -- 0.1%              2,121

NET ASSETS -- 100.0%                                  $2,185,918

(a)  Section 4(2) commercial paper which is restricted as to resale

* Adjustable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected in the Schedule of Investments is the rate in effect at October 31, 2002.

**   The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

GO -- General Obligation

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

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THE VICTORY PORTFOLIOS                                Schedules of Investments
Financial Reserves Fund                                       October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

Certificates of Deposit (8.1%)

ABN-AMRO North American Bank,
  2.55%, 12/20/02                              3,000      $3,001
Huntington National Bank,
  2.63%, 5/5/03                                6,000       6,009
Rabobank,
  2.55%, 7/11/03                               6,000       5,999
Royal Bank of Canada,
  2.50%, 12/18/02                             10,000      10,000
Royal Bank of Canada,
  2.70%, 6/13/03                               6,000       6,000
State Street Bank & Trust Corp.,
  2.31%, 6/19/03                              10,000       9,999
Westdeutsche Landesbank,
  1.75%*, 11/22/02**                          12,000      11,997

Total Certificates of Deposit (Amortized Cost $53,005)    53,005

Commercial Paper (38.5%)

Asset Securitization Capital Corp.,
  1.77%, 11/19/02, (a)                        30,000      29,973
Brown-Forman Corp.,
  1.72%, 1/17/03, (a)                          3,172       3,160
Chevron,
  1.76%, 12/10/02, (a)                        10,000       9,981
Delaware Funding,
  1.77%, 11/20/02, (a)                        25,000      24,977
Edison Asset Securitization,
  1.76%, 11/19/02, (a)                        25,000      24,978
Fleet Funding Corp.,
  1.75%, 11/8/02, (a)                         30,000      29,990
General Electric Capital Corp.,
  1.91%, 11/1/02                              20,000      20,000
Mont Blanc Capital Corp.,
  1.77%, 11/20/02, (a)                        25,000      24,977
Redwood Receivables Corp.,
  1.91%, 11/1/02, (a)                         30,000      30,000
Sigma Finance, Inc.,
  1.91%, 11/1/02, (a)                         25,000      25,000
UBS Finance LLC,
  1.91%, 11/1/02                              30,000      30,000

Total Commercial Paper (Amortized Cost $253,036)         253,036

Corporate Bonds (34.8%)

American General Finance Corp.,
  5.90%, 1/15/03                               1,500       1,511
Ameritech Capital Funding,
  5.88%, 2/19/03                              17,050      17,215
Burgess & Niple,
  2.10%*, 11/7/02**,
  LOC National City                            2,800       2,800
Caterpillar Financial Services Corp.,
  5.96%, 1/9/03, MTN                           5,000       5,033
Centerville Capital,
  2.00%*, 11/7/02**                            5,845       5,845
Cincinnati Hills Christian Academy,Inc.,
  1.95%*, 11/7/02**,
  LOC Fifth Third                            $ 5,520     $ 5,520
EZFlow LP,
  1.85%*, 11/7/02**,
  LOC Bank of America                          6,855       6,855
General Electric Capital Corp.,
  1.89%*, 11/1/02**, MTN                       6,000       6,000
General Electric Capital Corp.,
  7.00%, 2/3/03, MTN                           2,240       2,267
Goldman Sachs Group, Inc.,
  1.82%*, 11/1/02**                           15,000      15,000
Heller Financial, Inc.,
  6.40%, 1/15/03                               2,000       2,018
Household Finance Corp.,
  1.92%, 12/20/02, MTN                        10,000       9,999
Household Finance Corp.,
  7.63%, 1/15/03                               1,500       1,514
John Deere Capital Corp.,
  1.99%, 12/2/02, MTN                         10,000      10,001
John E. Staten Properties,
  2.10%*, 11/7/02**,
  LOC National City Bank                       3,550       3,550
Liberty Lighthouse,
  1.87%*, 11/1/02**, MTN                      20,000      20,000
Mark-Lynn Foods, Inc.,
  1.85%*, 11/7/02**,
  LOC Bank of America                          3,500       3,500
Merrill Lynch & Co., Inc.,
  2.09%*, 11/1/02**, MTN                      10,000      10,011
Merrill Lynch & Co., Inc.,
  2.09%*, 11/1/02**, MTN                      10,000      10,001
Merrill Lynch & Co., Inc.,
  7.18%, 2/11/03, MTN                          5,150       5,215
Mississippi Business Finance Corp.,
  1.78%, 1/6/03,
  LOC BP Amoco                                 8,100       8,100
National Rural Utilities,
  1.99%*, 11/18/02**, MTN                     20,000      19,961
Newport Investment Co. LLC,
  2.01%*, 11/7/02**                            3,400       3,400
Oak Crest Homes, Inc.,
  2.10%*, 11/7/02**,
  LOC First of America                         1,695       1,695
QC Reprographics, Inc.,
  2.09%*, 11/7/02**,
  LOC Firstar Bank                             1,950       1,950
Redbank Professional Office Building,
  2.01%*, 11/7/02**,
  LOC Firstar Bank                             3,175       3,175
Rogers, Inc.,
  2.05%*, 11/7/02**,
  LOC Fifth Third                              1,285       1,285
SeaRiver Maritime, Inc.,
  1.83%*, 11/1/02**                           17,400      17,400
Second & Main Ltd.,
  2.10%*, 11/7/02**                            1,175       1,175

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Financial Reserves Fund                                       October 31, 2002

(Amounts in Thousands)

                                                        Amortized
                                           Principal   Cost/Market
Security Description                         Amount       Value

SGM Funding Corp.,
  2.01%*, 11/7/02**,
  LOC Firstar Bank                           $ 3,675     $ 3,675
SGM Funding Corp.,
  2.01%*, 11/7/02**,
  LOC Firstar Bank                             3,390       3,390
Sharp Electronics,
  1.95%*, 11/7/02**,
  LOC Fifth Third Bank                         3,285       3,285
Telesis/Autumn Leaves Ltd.,
  1.85%*, 11/7/02**,
  LOC Bank of America                          6,140       6,140
Tisdel Holdings, Inc.,
  2.01%*, 11/7/02**,
  LOC Firstar Bank                             2,340       2,340
Wagner Moving & Storage,
  1.95%*, 11/7/02**,
  LOC Fifth Third                              2,750       2,750
Yeager-Kreutzjan Partners,
  1.95%*, 11/7/02**,
  LOC Huntington                               5,850       5,850

Total Corporate Bonds (Amortized Cost $229,426)          229,426

Repurchase Agreement (9.3%)

Bear Stearns & Co.,
  1.92%, 11/1/02
  (Collateralized by
  $29,444 various U.S.
  Government Securities,
  2.40%-6.63%, 11/7/03-9/15/11,
  market value $31,302)                       30,000      30,000
UBS Warburg,
  1.92%, 11/1/02
  (Collateralized by
  $29,645 U.S.
  Government Security,
  5.50%, 9/15/11,
  market value $32,018)                       31,389      31,389

Total Repurchase Agreement (Amortized Cost $61,389)       61,389

Taxable Municipal Bonds (8.2%)

Arizona (0.9%):
Tucson Airport Authority, Inc.,
  1.85%*, 11/7/02**,
  LOC Bank of America                          6,100       6,100

Florida (2.9%):
Osceola County Housing Finance
  Authority, 2.00%*, 11/6/02**,
  LOC JP Morgan Chase Bank                     2,900       2,900
Polk County Industrial Development
  Authority, Watson Clinic, 1.85%*,
  11/7/02**, LOC Bank of America               8,700       8,700
Watson Clinic,
  1.85%*, 11/7/02**,
  LOC Bank of America                          7,300       7,300

                                                          18,900

                                                        Amortized
                                           Principal   Cost/Market
Security Description                         Amount       Value

Kansas (1.2%):
Olathe,
  1.85%*, 11/7/02**,
  LOC Bank of America                        $ 8,000     $ 8,000

Kentucky (0.9%):
Maruga, Series 1999b,
  2.09%*, 11/7/02**,
  LOC Firstar Bank                             1,210       1,210
Warren County Industrial Development
  Authority, Series B-2,
  1.85%*, 11/7/02**,
  LOC Bank of America                          4,700       4,700

                                                           5,910

Mississippi (0.4%):
Mississippi Business Finance Corp.,
  1.85%*, 11/7/02**,
  LOC Bank of America                          2,800       2,800

Texas (1.9%):
Dallas-Fort Worth International Airport
  Facility, 1.85%*, 11/7/02**,
  LOC Bank of America                          7,745       7,745
Splendora Higher Education Facilities
  Corp., Series B, 1.90%*, 11/7/02**,
  LOC Wells Fargo                              4,900       4,900

                                                          12,645

Total Taxable Municipal Bonds (Amortized Cost $54,355)    54,355

U.S. Government Agencies (0.9%)

Federal Home Loan Mortgage Corp. (0.9%):
7.00%, 2/15/03                                 6,000       6,084

Total U.S. Government Agencies (Amortized Cost $6,084)     6,084

Total Investments
(Amortized Cost $657,295) -- 99.8%                       657,295

Other assets in excess of liabilities -- 0.2%              1,130

NET ASSETS -- 100.0%                                    $658,425

(a)  Section 4(2) commercial paper which is restricted as to resale.

* Adjustable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2002.

**   The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands)

                                            Principal    Amortized
Security Description                          Amount       Cost

Municipal Bonds (100.6%)

Alabama (5.1%):
Hamilton Industrial Development
  Board Revenue, Speedrack
  Project, 2.10%*, 11/6/02**,
  LOC Bank One Michigan                      $ 1,700     $ 1,700
Housing Finance
  Authority Revenue
  Multifamily Housing,
  Hillwood Project, Series H,
  1.88%*, 11/7/02**, LOC FNMA                  3,330       3,330
Housing Finance
  Authority Revenue,
  Multifamily Housing,
  Rocky Ridge Project,
  Series F, 1.88%*,
  11/7/02**, LOC FNMA (a)                      6,000       6,000
Montgomery Hospital,
  Series B, 1.90%*,
  11/6/02**, AMBAC,
  SPA Fleet National Bank                      5,400       5,400
Montgomery Hospital,
  Series C, 2.00%*,
  11/6/02**, AMBAC,
  SPA Mellon Bank N.A.                         4,000       4,000
Montgomery Hospital,
  Series D, 2.00%*,
  11/6/02**, AMBAC,
  SPA Fleet National Bank                      5,000       5,000
Montgomery Hospital,
  Series F, 2.00%*,
  11/6/02**, AMBAC,
  SPA Fleet National Bank                      1,000       1,000
Montgomery Hospital,
  Series G, 1.90%*,
  11/6/02**, AMBAC,
  SPA Fleet National Bank                      1,735       1,735
Montgomery Hospital,
  Series H, 1.90%*,
  11/6/02**, AMBAC,
  SPA Mellon Bank N.A.                         4,900       4,900

                                                          33,065

Arizona (0.2%):
Pima County,
  Industrial Development
  Authority, IDR, Brush Wellman, Inc.
  Project, 1.95%*, 11/7/02**,
  LOC National City Bank                       1,500       1,500

California (1.5%):
California Infrastructure
  and Economy, Series 2001,
  1.40%, 5/6/03,
  LOC Bank of America                         10,000      10,000

Colorado (1.3%):
Educational & Cultural Facilities
  Authority Revenue, University of Denver
  Project, Series B, 1.80%*, 11/7/02**,
  MBIA, SPA JP Morgan
  Chase & Co.                                $ 8,400     $ 8,400

District of Columbia (1.0%):
District of Columbia Revenue,
  Resources for the Future Inc.,
  1.90%*, 11/7/02**,
  LOC First Union Bank                         5,230       5,230
District of Columbia,
  Multifamily Housing -- Carmel,
  1.93%*, 11/7/02**,
  LOC Bank One N.A.                            1,000       1,000

                                                           6,230

Florida (1.6%):
Clay County Housing
  Finance Authority
  Revenue, Multifamily Housing,
  Bluff Housing, Series A,
  1.87%*, 11/6/02**, FHLMC                     6,515       6,515
Housing Finance Agency,
  Multifamily Housing,
  Twin Colony, 1.90%*, 11/6/02**,
  LOC Credit Suisse                            1,500       1,500
Putnam County
  Development Authority
  Revenue, Pollution Control,
  Seminole Election, 1.60%*, 3/15/03**,
  SPA National Rural Utilities                 2,715       2,715

                                                          10,730
Georgia (0.2%):
Atlanta Airport
  Facilities Revenue,
  6.00%, 1/1/03, AMBAC                         1,100       1,107

Illinois (11.9%):
Chicago Equipment Notes,
  GO, 1.40%*, 10/2/03**,
  LOC Harris Trust & Savings Bank              3,000       3,000
Development Finance Authority
  Revenue, IDR, Haskris Co. Project,
  2.25%*, 11/7/02**,
  LOC American National Bank &
  Trust AMT                                    1,540       1,540
Development Financial Authority
  Revenue, Derby Industries, Inc. Project,
  2.10%*, 11/7/02**,
  LOC Bank One Michigan AMT                    2,200       2,200
Development Financial Authority
  Revenue, IDR, Industrial Steel
  Construction, Inc. Project,
  2.10%*, 11/7/02**, LOC American
  National Bank & Trust AMT                    4,210       4,210

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands)

                                             Principal    Amortized
Security Description                          Amount       Cost

Development Financial Authority
  Revenue, IDR, Technifast Industries, Inc.,
  Series A, 2.20%*, 11/7/02**,
  LOC American National Bank &
  Trust AMT                                  $ 4,000     $ 4,000
Development Financial Authority
  Revenue, Museum of
  Contemporary Arts Project,
  1.90%*, 11/6/02**,
  LOC Bank One N.A.                            6,300       6,300
Development Financial Authority
  Revenue, Providence St. Mellon School
  Project, 1.90%*, 11/6/02**,
  LOC Bank One N.A.                            4,900       4,900
Development Financial Authority
  Revenue, Radiological Society Project,
  1.90%*, 11/7/02**,
  LOC American National Bank & Trust           2,200       2,200
Development Financial Authority
  Revenue, Solid Waste Disposal,
  Develgroup LLC Project, Series A,
  2.10%*, 11/7/02**,
  LOC American National Bank
  & Trust AMT                                  2,200       2,200
Development Financial Authority Revenue,
  Teachers Academy for Math,
  1.90%*, 11/6/02**,
  LOC American National Bank & Trust           3,500       3,500
Development Financial Authority
  Revenue, WDC Partners LLC Project,
  2.25%*, 11/7/02**,
  LOC American National
  Bank & Trust AMT                             1,805       1,805
Development Financial Authority,
  LaSalle Foundation Project,
  1.90%*, 11/6/02**,
  LOC American National Bank & Trust           4,100       4,100
East St. Louis Tax Increment,
  Public Library Project,
  1.95%*, 11/7/02**,
  LOC Bank of America                          3,325       3,325
Educational Facilities Authority
  Revenue, Museum of Natural History,
  1.90%*, 11/6/02**,
  LOC Bank One N.A.                            2,250       2,250
Educational Facilities Authority
  Revenue, National Louis University,
  Series B, 1.90%*, 11/7/02**,
  LOC American National Bank & Trust           4,200       4,200
Galesburg, Knox College Project,
  1.92%*, 11/7/02**,
  LOC LaSalle Bank                             5,000       5,000
Glendale Heights, IDR,
  Hudapack Metal Project,
  2.15%*, 11/7/02**,
  LOC Bank One Wisconsin AMT                   3,275       3,275
Hanover Park, IDR,
  Spectra-Tech, Inc.
  Project, 2.15%*, 11/7/02**,
  LOC Harris Bank & Trust AMT                  1,325     $ 1,325
Health Facilities
  Authority Revenue,
  Lifelink Corp., Series A,
  1.95%*, 11/6/02**,
  LOC American National Bank & Trust           1,975       1,975
Health Facilities Authority Revenue,
  Resurrection Health, Series B,
  1.85%*, 11/6/02**,
  FSA, SPA LaSalle Bank                        1,200       1,200
Health Facilities Authority Revenue,
  Washington & Jane Smith Home,
  1.90%*, 11/6/02**,
  LOC Comerica Bank                            3,000       3,000
Naperville Revenue,
  Dupage Childrens Museum Project,
  1.90%*, 11/6/02**,
  LOC American National Bank & Trust           2,000       2,000
Quad Cities Regional Economic
  Development Authority,
  Steel Warehouse, 2.10%*, 11/7/02**,
  LOC Bank One N.A. AMT                        3,125       3,125
Savanna, IDR, Metform Corp. Project,
  Series B, 1.90%*, 11/6/02**,
  LOC Bank One N.A.                            2,000       2,000
State Development Financial Authority,
  EDR, CPL/Downers Grove Partnership,
  2.17%*, 11/6/02**,
  LOC LaSalle Bank                             4,500       4,500
Yorkville, IDR, Wheaton & Co. Inc.
  Project, 2.10%*, 11/7/02**, LOC
  American National Bank & Trust AMT           1,600       1,600

                                                          78,730

Indiana (12.7%):
  Bedford, EDR,
  1.98%*, 11/7/02**,
  LOC FHLB                                     1,715       1,715
Bond Bank, Advanced Funding Project,
  Series A, 2.25%, 1/22/03                     7,550       7,560
Bond Bank, Special Project,
  Tri County, Series D,
  1.95%*, 11/7/02**,
  LOC Huntington Bank                          6,405       6,405
Elkhart County, EDR, Hinsdale Farms
  Ltd. Project, 2.10%*, 11/7/02**,
  LOC American National Bank &
  Trust AMT                                    2,695       2,695
Fort Wayne, EDR,
  2.10%*, 11/6/02**,
  LOC Bank One N.A. AMT                        2,800       2,800
Greenwood, EDR, Endress & Hauser
  Inc., Series B, 2.15%*, 11/7/02**,
  LOC Deutsche Bank AG AMT                     1,100       1,100

                        See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

Greenwood, IDR, Jacks Investments
   LLC Project, 2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                   $ 1,650     $ 1,650
Hendricks County Industrial
   Redevelopment Commission Tax
   Increment Revenue, Heartland Crossings
   Project, Series A, 1.95%*, 11/7/02**,
   LOC Huntington Bank                       3,495       3,495
Hendricks County Industrial
   Redevelopment Commission Tax
   Increment Revenue, Heartland Crossings
   Project, Series A, 1.95%*, 11/7/02**,
   LOC Huntington Bank                       1,560       1,560
Indianapolis, EDR, White Arts, Inc.
   Project, 2.00%*, 11/7/02**,
   LOC General Electric                      4,300       4,300
Lagrande County, EDR, LA West Inc.
   Project, 2.10%*, 11/6/02**,
   LOC Bank One N.A. AMT                     1,800       1,800
Lawrence Southwark,
   2.20%*, 11/7/02**,
   LOC Mellon Bank N.A. AMT                  1,490       1,490
Mooresville Viking Air Tools,
   2.10%*, 11/6/02**,
   LOC Bank One N.A. AMT                     3,210       3,210
Noblesville, Rivers Edge Apartments
   Project, 2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,730       2,730
Plymouth, EDR, 2.00%*, 11/7/02**,
   LOC Firstar Bank                          3,635       3,635
Seymour, EDR, Spaceguard, Inc.
   Project, 2.10%*, 11/6/02**,
   LOC Bank One Michigan                       915         915
State Development Financial
   Authority Revenue, Custom Lights, Inc.
   Project, 2.10%*, 11/7/02**,
   LOC Bank One N.A.                         3,000       3,000
State Development Financial
   Authority Revenue, EDR,
   Bhar Associates, Inc.
   Project, 2.20%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,100       2,100
State Development Financial Authority
   Revenue, Educational Facilities,
   1.90%*, 11/6/02**,
   LOC Bank One N.A.                         2,210       2,210
State Development Financial
   Authority Revenue,
   Educational Facilities,
   Model Aeronautics, 2.00%*, 11/7/02**,
   LOC Bank One N.A.                         4,200       4,200
State Development Financial Authority
   Revenue, Educational Facilities,
   Youth Opportunity Center,
   1.90%*, 11/6/02**,
   LOC Bank One N.A.                         5,500       5,500
State Development Financial Authority,
   EDR, 2.00%*, 11/7/02**,
   LOC Bank One N.A.                         4,500       4,500
State Development Financial Authority,
   EDR, Daubert VCI, Inc. Project,
   2.10%*, 11/7/02**,
   LOC American National Bank &
   Trust AMT                               $ 2,210     $ 2,210
State Development Financial Authority,
   EDR, ICorp Haulin Trailers Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,000       2,000
State Educational Facilities Authority
   Revenue, Bethel College, Series B,
   1.90%*, 11/6/02**,
   LOC Bank One N.A.                         2,500       2,500
State Educational Facilities Authority
   Revenue, Indiana Wesleyan University
   Project, Series B, 2.00%*, 11/6/02**,
   LOC Bank One Michigan                     3,500       3,500
State Educational Facilities Authority
   Revenue, University of Evansville,
   Series B, 2.00%*, 11/7/02**,
   LOC Fifth Third Bank                      4,640       4,640

                                                        83,420

Kentucky (4.6%):
Breckinridge County Lease Program
   Revenue, Kentucky Association Counties
   Leasing Trust, 1.90%*, 11/6/02**,
   LOC U.S. Bank N.A.                        4,500       4,500
Covington, Industrial Building Revenue,
   St. Charles Center, Inc.,
   1.95%*, 11/7/02**,
   LOC Firststar Bank                        3,070       3,070
Crestview Hill Industrial Building Revenue,
   Thomas Moore College Project,
   1.95%*, 11/7/02**,
   LOC Fifth Third Bank                      7,200       7,200
Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc.
   Project, 2.20%*, 11/7/02**,
   LOC Fifth Third Bank                        540         540
Economic Development Financial Authority,
   Hospital Facilities Revenue,
   1.95%*, 11/7/02**, LOC Firstar Bank       6,400       6,400
Lexington Fayette Urban County
   Government Industrial Building Revenue,
   1.95%*, 11/7/02**,
   LOC National City Bank                    3,545       3,545
Mayfield Multi-City Lease Revenue,
   1.95%*, 11/6/02**,
   LOC PNC Bank N.A.                         3,000       3,000
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                1,575       1,575

                                                        29,830

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

Louisiana (0.8%):
East Baton Rouge Parish Pollution
   Control Revenue, Exxon Project,
   1.90%*, 11/1/02**                       $ 5,400     $ 5,400

Maine (2.0%):
Cumberland County, GO, TAN,
   2.25%, 11/29/02                           8,000       8,004
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.90%*, 11/6/02**,
   AMBAC, SPA Fleet National Bank            5,300       5,300

                                                        13,304

Massachusetts (0.7%):
State Development Financial Agency
   Revenue, Draper Laboratory Issue,
   1.90%*, 11/6/02**, MBIA,
   SPA Morgan Guaranty Trust                 4,500       4,500

Michigan (4.4%):
East Detroit Public Schools, GO,
   2.20%, 5/30/03,
   LOC Comerica Bank                         2,000       2,002
Jackson Public Schools, Series B, GO,
   1.75%, 5/22/03, LOC Comerica Bank         2,500       2,502
Municipal Bond Authority Revenue,
   Series C-2, 2.25%, 8/22/03,
   LOC JP Morgan Chase & Co.                 5,000       5,032
St. Joseph County Economic
   Development Limited Obligation
   Revenue, ECM Converting Co. Project,
   2.10%*, 11/6/02**,
   LOC Bank One Michigan AMT                 2,100       2,100
State Micron,
   2.10%*, 11/6/02**,
   LOC Bank One Michigan                     1,000       1,000
State Strategic Fund Limited Obligation
   Revenue, Agape Plastics, Inc. Project,
   2.10%*, 11/6/02**,
   LOC Bank One Michigan AMT                 1,700       1,700
State Strategic Fund Limited
   Obligation Revenue, Campau Leasing
   & Development Project,
   2.10%*, 11/7/02**,
   LOC Bank One Michigan AMT                 4,500       4,500
State Strategic Fund Limited Obligation
   Revenue, Diagnostic Real Estate LLC,
   2.10%*, 11/6/02**,
   LOC Bank One Michigan AMT                 1,200       1,200
State Strategic Fund Limited Obligation
   Revenue, J&L Holding LLC Project,
   2.10%*, 11/7/02**,
   LOC Bank One Michigan AMT                 4,455       4,455
State Strategic Fund Limited Obligation
   Revenue, Michigan Metal Technologies
   Project, 2.10%*, 11/6/02**,
   LOC Bank One Michigan AMT                 1,900       1,900
State Strategic Fund Limited Obligation
   Revenue, Non-Ferrous Cast Alloys
   Project, 2.10%*, 11/6/02**,
   LOC Bank One Michigan AMT               $ 2,100     $ 2,100

                                                        28,491

Minnesota (0.3%):
St. Paul Port Authority, IDR, Northerm
   Iron Corp. Project, 2.20%*, 11/6/02**,
   LOC Firstar Bank AMT                      1,720       1,720

Mississippi (1.0%):
Blue Mountain, IDR,
   Blue Mountain Production Co. Project,
   2.15%*, 11/7/02**,
   LOC Harris Trust &
   Savings Bank AMT                          1,500       1,500
Flowood, Multifamily Revenue,
   Reflection Pointe Apartments,
   1.87%*, 11/6/02**, FNMA                   5,080       5,080

                                                         6,580

Missouri (4.6%):
Boone County Hospital Revenue,
   1.90%*, 11/7/02**,
   LOC Firstar Bank                          6,100       6,100
Kansas City, IDR, Century Avenue
   Association, 1.65%*, 11/1/02**,
   LOC Bank of America AMT                   4,900       4,900
St. Charles County, IDR,
   Cedar Ridge Project,
   1.89%*, 11/7/02**, FNMA                  13,425      13,425
St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village, Series B,
   1.95%*, 11/6/02**,
   LOC LaSalle Bank                          4,725       4,725
St. Louis Missouri, IDR,
   American Cancer Society,
   1.87%*, 11/7/02**,
   LOC Bank of America                         700         700

                                                        29,850

New Hampshire (3.9%):
Higher Educational & Health Facilities
   Authority Revenue, VHA New England, Inc.,
   Series C, 2.00%*, 11/6/02**,
   AMBAC, SPA Fleet National Bank            6,300       6,300
Higher Educational & Health Facilities
   Authority Revenue, VHA New England, Inc.,
   Series D, 2.00%*, 11/6/02**,
   AMBAC, SPA Fleet National Bank            7,050       7,050
Higher Educational & Health Facilities
   Authority Revenue, VHA New England, Inc.,
   Series E, 1.90%*, 11/6/02**,
   AMBAC, SPA Fleet National Bank            1,500       1,500
Higher Educational & Health Facilities
   Authority Revenue, VHA New England, Inc.,
   Series F, 2.00%*, 11/6/02**,
   AMBAC, SPA Fleet National Bank            7,300       7,300

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

State Business
   APEX Telecommunications Project,
   2.15%*, 11/7/02**,
   LOC Huntington Bank                     $ 3,135     $ 3,135

                                                        25,285

New York (0.7%):
State Energy Research &
   Development Authority,
   Pollution Control Revenue,
   Niagara Mohawk Power Corp.,
   Series C, 1.90%*, 11/1/02**,
   LOC Bank One N.A.                         4,275       4,275

Ohio (7.3%):
Ashland, GO,
   2.50%, 7/1/03                             2,465       2,476
Clark County, GO,
   BAN, 1.93%, 7/22/03                       2,180       2,184
Darke County,
   GO, BAN, 2.30%, 7/16/03                   1,000       1,003
Jonathan Alder Local School District,
   GO, BAN, 2.13%, 12/3/02                   7,000       7,004
Northwest Local School District, BAN,
   2.25%, 12/3/02                           10,000      10,006
Orange City School District, GO, BAN,
   1.95%, 7/17/03                            2,150       2,154
Pickerington, GO, BAN,
   2.50%, 6/25/03                            1,080       1,084
St. Bernard, BAN,
   2.00%, 7/17/03                            2,110       2,110
St. Bernard, GO, BAN,
   2.49%, 9/24/03                            2,400       2,418
State Higher Educational
   Commission Revenue,
   Pooled Financing,
   1.95%*, 11/7/02**,
   LOC Fifth Third Bank                      7,955       7,955
Trotwood-Madison
   City School District,
   GO, BAN, 2.49%, 2/13/03                  10,000      10,012

                                                        48,406

Oklahoma (1.3%):
Housing Development Authority
   Revenue, Multifamily Housing,
   Affordable Housing Acquisition,
   Series B, 2.05%*, 11/7/02**,
   LOC Trinity Funding                       5,000       5,000
State, IDR, School of the Plains Project,
   1.90%*, 11/7/02**,
   LOC Bank of America                       3,820       3,820

                                                         8,820

Pennsylvania (6.8%):
Benzinger Township Hospital Authority,
   Elk Regional Health System, 1.90%*,
   11/7/02**, LOC PNC Bank N.A.              1,400       1,400
Clinton County, IDR, Mellon Bank
   National Association Project,
   2.05%*, 11/6/02**,
   LOC Mellon Bank N.A.                    $ 3,500     $ 3,500
College Township Industrial Authority,
   IDR, Ball Corp. Project,
   1.90%*, 11/6/02**,
   LOC Bank One N.A.                         4,500       4,500
Erie County Hospital Authority,
   Mercy Terrace Project,
   1.90%*, 11/7/02**,
   LOC PNC Bank N.A.                         1,945       1,945
Huntington County General
   Authority College Revenue,
   Juniata College Project,
   Series A, 2.05%*, 5/1/03**,
   LOC PNC Bank N.A.                         2,000       2,000
Lancaster County Hospital Authority
   Revenue, Health Center,
   Masonic Homes,
   1.86%*, 11/6/02**,
   AMBAC                                    10,000      10,000
Luzerne County, IDR, YMCA
   Wilkes-Barre Project,
   1.90%*, 11/7/02**,
   LOC PNC Bank N.A.                         4,940       4,940
Philadelphia Authority for
   Industrial Development Revenue,
   Cliveden Maplewood Project,
   1.90%*, 11/7/02**,
   LOC PNC Bank N.A                          1,125       1,125
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges & Universities,
   Series C6, 2.20%, 11/1/02,**
   LOC PNC Bank N.A.                         2,700       2,700
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges & Universities,
   Series D5, 2.05%*, 5/1/03**,
   LOC PNC Bank N.A.                         1,000       1,000
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges & Universities,
   Series G3, 2.20%, 11/1/02,**
   LOC PNC Bank N.A.                         3,200       3,200
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges & Universities,
   Series G4, 2.20%*, 11/1/02**,
   LOC PNC Bank N.A.                         1,000       1,000
State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges, Series F2, 2.05%*,
   5/1/03**, LOC PNC Bank N.A.               1,000       1,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

State Higher Educational Facilities
   Authority Revenue, Association of
   Independent Colleges, Series I4,
   3.00%*, 11/1/02**,
   LOC PNC Bank N.A.                       $ 6,000     $ 6,052

                                                        44,362

Rhode Island (1.3%):
State Health & Educational Building
   Corporation Revenue, Hospital
   Financing-Care New England,
   Series A, 1.90%*, 11/1/02**,
   LOC Fleet National Bank                   5,000       5,000
State Health & Educational Building
   Corporation Revenue,
   St. Andrews School,
   1.95%*, 11/1/02**,
   LOC Fleet National Bank                   3,200       3,200

                                                         8,200

South Carolina (0.2%):
Jobs Economic Development Authority
   Revenue, Tufco Industries, Inc. Project,
   2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                1,100       1,100

Tennessee (1.6%):
Clarksville Public Building Authority
   Revenue, Pooled Financing,
   2.00%* 11/1/02**,
   LOC Bank of America N.A.                  5,800       5,800
Clarksville Public Building Authority
   Revenue, Pooled Financing, 1.85%*,
   11/7/02**, LOC Bank of America            4,845       4,845

                                                        10,645

Texas (3.2%):
Dallas-Fort Worth Regional Airport
   Revenue, Series A,
   5.75%, 11/1/02, MBIA                      1,450       1,450
Gulf Coast Waste Disposal Authority,
   Pollution Control Revenue,
   Amoco Oil Co. Project,
   1.85%, 10/1/17                            5,600       5,600
Hays Memorial Health Facilities
   Development Revenue, Central Texas
   Medical Center Project, Series B,
   1.85%* 11/7/02** LOC Suntrust Bank N.A.  11,850      11,850
Houston Water & Sewer System Revenue,
   Series C, 5.60%, 12/1/02, MBIA            1,700       1,705

                                                        20,605

Vermont (2.2%):
Education & Health Buildings,
   1.90%* 11/6/02**AMBAC,
   SPA Fleet National Bank                   6,300       6,300
Education & Health Buildings,
   2.00%*, 11/6/02**, AMBAC,
   SPA Fleet National Bank                   8,300       8,300

                                                        14,600

Virginia (0.6%):
Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   VHA Mid Atlantic/Cap, Series E,
   2.00%*, 11/6/02**, AMBAC,
   SPA Fleet National Bank                 $ 2,200     $ 2,200
Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   1.90%*, 11/6/02**,
   AMBAC, SPA Fleet National Bank            1,000       1,000
Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   1.90%*, 11/6/02**, AMBAC,
   SPA Fleet National Bank                     900         900

                                                         4,100

Washington (3.8%):
King County, GO,
   5.00%, 12/1/02                            4,000       4,010
Port Seattle, IDR, Douglas Management
   Co. Project, 1.90%*, 11/6/02**,
   LOC Bank of America                       3,200       3,200
State Health Care Facilities Authority
   Revenue, Providence Services,
   Series A, 2.00%*, 11/1/02**,
   MBIA LOC JP Morgan Chase Bank             6,600       6,600
State Higher Educational Facilities
   Authority Revenue, Seattle Pacific
   University Project, Series A, 1.85%*,
   11/7/02**, LOC Bank of America           10,000      10,000
State, GO, Series C,
   6.50%, 1/1/03                             1,000       1,007

                                                        24,817

West Virginia (2.0%):
State Hospital Finance Authority,
   1.90%*, 11/6/02**, AMBAC,
   SPA Fleet National Bank                   5,700       5,700
State Hospital Finance Authority,
   2.00%*, 11/6/02**, AMBAC,
   SPA Fleet National Bank                   7,100       7,100

                                                        12,800

Wisconsin (11.8%):
Beaver Dam, IDR, Apache
   Stainless Equipment,
   Series A, 2.10%*, 11/6/02**,
   LOC Bank One Wisconsin AMT                2,000       2,000
Brodhead, IDR,
   Stoughton Trailers, Inc.
   Project, 2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                6,800       6,800
Brookfield, IDR, Pillar Corp. Project,
   2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                3,250       3,250

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Tax-Free Money Market Fund                                    October 31, 2002

(Amounts in Thousands, Except Shares)

                                           Principal    Amortized
Security Description                         Amount       Cost

Burlington Community Development
   Authority, IDR, Series A,
   2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT              $ 4,500     $ 4,500
Chilton School District,
   BAN, 1.91%, 12/23/02                      2,500       2,500
Evansville, IDR, Stoughton Trailers,
   Inc., 2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                5,980       5,980
Fall Creek School District, TRAN,
   1.88%, 9/26/03                            1,000       1,001
Fitchburg, IDR, 2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                2,200       2,200
Fort Atkinson, IDR, Lorman
   Iron & Metal, 2.15%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                1,340       1,340
Kenosha, IDR, Metalmen
   Building LLC Project,
   2.10%*, 11/6/02**,
   LOC Bank One Wisconsin AMT                2,125       2,125
Kenosha, IDR,
   Metalmen Building LLC
   Project, 2.10%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                2,795       2,795
Lawrence, IDR, R. Lewis & R. Lewis
   LLC Project, 2.20%*, 11/7/02**,
   LOC Bank One Wisconsin AMT                1,000       1,000
Manitowoc Community Development
   Authority Revenue, Multifamily Housing,
   Great Lakes Training,
   Series A, 2.10%*,11/7/02**               20,000      20,001
Merrill Area Community Public School
   District, TRAN, 2.25%, 9/30/03            5,000       5,027
Port Washington-Saukville School
   District, TRAN, 2.27%, 11/6/02            3,300       3,300
Pulaski, IDR, 2.10%*, 11/16/02**,
   LOC Bank One Wisconsin AMT                1,310       1,310
Rolling, IDR, Kretz Lumberg, Inc.
   Project, 2.10%*, 11/6/02**,
   LOC Bank One Wisconsin AMT                2,825       2,825
State Health & Educational Facilities
   Authority Revenue, Valley Packaging
   Industries Project, 2.00%*, 11/7/02**,
   LOC Bank One Wisconsin                    2,280       2,280
Sturtevant Community Development
   Authority, Quadra Project,
   2.25%*,11/7/02**,
   LOC Bank One Wisconsin AMT                2,000       2,000
Waukesha, IDR, Bahl/Weldall
   Manufacturing, Inc.
   Project, 2.10%*,11/7/02**,
   LOC Bank One Wisconsin AMT                3,200       3,200



                                          Shares or    Amortized
                                          Principal   Cost/Market
Security Description                        Amount       Value

Waukesha, IDR, Delzer Lithograph Co.
   Project, 2.10%*, 11/17/02**,
   LOC Bank One Wisconsin AMT              $ 1,000     $ 1,000
Wisconsin Heights School District,
   TRAN, 2.13%, 11/1/02                      1,150       1,150

                                                        77,584

Total Municipal Bonds (Amortized Cost $658,456)        658,456

Investment Companies (0.1%)

Federated Tax-Free Money Market Fund       408,283         408

Total Investment Companies (Amortized Cost $408)           408

Total Investments
(Amortized Cost $658,864) -- 100.7%                    658,864

Liabilities in excess of other assets -- (0.7)%        (4,853)

NET ASSETS -- 100.0%                                  $654,011

(a) Segregated as collateral for securities purchased on a "when-issued" basis.

* Adjustable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2002.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT-- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FHLB -- Insured by Federal Home Loan Bank

FHLMC -- Insured by Federal Home Loan Mortgage Corp.

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

TRAN -- Tax and Revenue Anticipation Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

Ohio Municipal Bonds (104.1%)

Akron, GO,
   3.00%, 12/1/02, MBIA                    $ 1,060     $ 1,061
Ashtabula County Medical
   Center Project Revenue,
   Hospital & Nursing
   Home Improvements,
   1.93%*, 11/7/02**, LOC Bank One N.A.      2,355       2,355
Athens County Port Authority,
   Ohio Inc. Project,
   1.90%*, 11/7/02**,
   LOC First Union Bank                      4,000       4,000
Auglaize County,
   G.A. Wintzer &
   Son Co. Project, IDR,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                       445         445
Aurora, GO, BAN,
   2.20%, 12/19/02                           1,200       1,200
Barberton,
   Sanitary Sewer Improvement,
   GO, BAN, 1.85%, 9/17/03                   1,850       1,854
Bedford Heights,
   Olympic Steel Inc. Project,
   2.05%*, 11/6/02**,
   LOC National City Bank AMT                  650         650
Bellefontaine, GO, BAN,
   1.92%, 7/30/03                            1,700       1,703
Belmont County, GO, BAN,
   2.22%, 11/19/02                           2,230       2,230
Belmont County, GO, BAN,
   1.92%, 8/18/03                            1,365       1,368
Bowling Green, IDR,
   Lamson & Sessions Project,
   1.95%*, 11/7/02**,
   LOC Harris Trust AMT                      1,500       1,500
Brooklyn, IDR,
   Clinton Road Project,
   1.70%*, 11/1/02**,
   LOC Bank One N.A. AMT                       185         185
Butler County,
   Healthcare Facilities Revenue,
   1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      4,000       4,000
Butler County,
   Healthcare Facilities Revenue,
   Improvement and Lifesphere Project,
   1.85%*, 11/7/02**,
   LOC US Bancorp(a)                        22,200      22,201
Butler County,
   Hospital Facilities Revenue,
   1.95%*, 11/7/02**,
   LOC Fifth Third Bank                      1,615       1,615
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   1.90%*, 11/7/02**,
   LOC National City Bank                    5,000       5,000
Centerville Healthcare Revenue,
   Bethany Lutheran,
   1.90%*, 11/6/02**,
   LOC PNC Bank N.A.                       $ 4,150     $ 4,150
Cincinnati & Hamilton County
   Port Authority, IDR,
   4th Star Ltd. Partnership Project,
   1.70%*, 11/1/02**,
   LOC US Bancorp                            5,600       5,600
Clark County, GO,
   BAN, 2.23%, 6/13/03                       2,030       2,033
Clark County, GO, BAN,
   Series 3, 2.51%, 4/29/03                  1,325       1,327
Cleveland Airport Improvement,
   Series D, 1.90%*, 11/6/02**,
   LOC Toronto Dominion Bank AMT             1,400       1,400
Cleveland Municipal School District,
   GO, 2.50%, 12/1/03, FGIC                 23,720      23,949
Clinton County,
   Airport Facilities Revenue,
   1.86%*, 11/7/02**,
   LOC Wachovia Bank                        11,800      11,800
Clinton County, GO, BAN,
   2.40%, 5/16/03                            2,870       2,875
Clinton County, Hospital Capital,
   1.95%*, 11/6/02**,
   LOC Fifth Third Bank                     16,300      16,300
Clinton Massie Local School District,
   School Construction,
   GO, BAN, 2.23%, 11/27/02                  6,539       6,543
Columbiana County, IDR,
   C & S Land Co. Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,420       2,420
Columbus Sewer Revenue,
   1.85%*, 11/7/02**,
   LOC City of Columbus                        500         500
Columbus Water Systems Revenue,
   3.70%, 11/1/03                            1,000       1,018
Columbus, Series 1,
   1.75%*, 11/7/02**                           200         200
Coshocton County, Healthcare Revenue,
   Hartville Homes Inc. Project,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,795       2,795
Coshocton County,
   Memorial Hospital Project Revenue,
   1.90%*, 11/7/02**,
   LOC Bank One N.A.                         7,500       7,500
Coshocton County,
   Memorial Hospital Project Revenue,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,895       2,895
Cuyahoga County Hospitals,
   University Hospital Cleveland,
   1.89%*, 11/1/02**,
   LOC Chase Manhattan Bank                    800         800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                        Principal    Amortized
Security Description                      Amount       Cost

Cuyahoga County Mortgage Revenue,
   Moh-Ann Village Plaza,
   Series A, 2.00%, 11/1/02,
   LOC Transamerica Bank AMT               $ 3,330     $ 3,330
Cuyahoga County,
   Civic Facilities Revenue,
   700 Prospect Corporate Project,
   1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      2,300       2,300
Cuyahoga County,
   Continuing Care Facilities Revenue,
   1.95%*, 11/7/02**,
   LOC Lasalle National Bank                 7,300       7,300
Cuyahoga County,
   Healthcare Facilities Revenue,
   Applewood Centers Inc. Project,
   1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      2,010       2,010
Cuyahoga County,
   Healthcare Facilities Revenue,
   Judson Retirement Community Project,
   2.00%*, 11/7/02**,
   LOC National City Bank                    8,895       8,895
Cuyahoga County,
   Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   1.90%*, 11/7/02**,
   LOC National City Bank                   15,000      15,000
Cuyahoga County, Hospital Revenue,
   Cleveland Clinic Foundation,
   Series A, 1.80%*, 11/6/02**,
   LOC Morgan Guaranty Trust                 4,705       4,705
Cuyahoga County, Hospital Revenue,
   University Hospital Health,
   Series A, 1.85%*, 11/7/02**, AMBAC,
   SPA Chase Manhattan Bank                 13,200      13,200
Cuyahoga County, Hospital Revenue,
   University Hospitals,
   Series A, 1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      2,335       2,335
Cuyahoga County, IDR,
   Allen Group Inc. Project,
   1.95%*, 11/6/02**,
   LOC LaSalle National Bank AMT             2,600       2,600
Cuyahoga County, IDR,
   Decorp Project,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         1,240       1,240
Cuyahoga County, IDR,
   Horizon Activities Centers Project,
   1.95%*, 11/7/02**,
   LOC US Bancorp                            1,145       1,145
Cuyahoga County, IDR,
   Landerhaven Executive Project,
   2.13%*, 11/6/02**,
   LOC US Bancorp AMT                        1,795       1,795
Cuyahoga County, IDR,
   Progressive Plastics Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                   $ 1,000     $ 1,000
Cuyahoga County, IDR,
   Watt Printing Co. Project,
   2.10%*, 11/7/02**,
   LOC National City Bank AMT                2,245       2,245
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.95%*, 11/7/02**,
   LOC Fifth Third Bank                      1,800       1,800
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.95%*, 11/7/02**,
   LOC Fifth Third Bank                      2,700       2,700
Dayton, GO, BAN,
   1.93%, 12/2/02                            2,300       2,300
Dublin City School District,
   School Facilities Construction
   and Improvement, GO,
   2.12%, 11/14/02                           3,000       3,000
Edgerton Local School District,
   GO, BAN, 2.25%, 12/19/02                  8,875       8,885
Elyria, GO, BAN,
   Series 1, 2.00%, 7/29/03                  1,630       1,635
Englewood, IDR,
   YMCA Dayton Project,
   Series A, 2.00%*, 11/7/02**,
   LOC Bank One N.A.                         4,000       4,000
Erie County, GO, BAN,
   3.00%, 12/6/02                            1,200       1,201
Erie County,
   Healthcare Facilities Revenue,
   Series B, 1.95%*, 11/7/02**,
   LOC Bank One N.A.                         4,625       4,625
Fairborn, EDR,
   2.22%*, 11/7/02**,
   LOC US Bancorp Bank                         315         315
Fairfield County, GO, BAN,
   1.97%, 2/13/03                            1,500       1,501
Fairfield County, GO, BAN,
   2.50%, 5/21/03                            2,170       2,176
Fairfield County, GO, BAN,
   2.23%, 7/21/03                            1,100       1,104
Franklin County, EDR,
   Columbus Electric Funded Project,
   1.90%*, 11/7/02**,
   LOC Bank One N.A.                         1,780       1,780
Franklin County, EDR,
   Columbus Urban Growth,
   Series A, 1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      1,800       1,800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                        Principal    Amortized
Security Description                      Amount       Cost

Franklin County,
   Healthcare Facilities Revenue,
   1.95%*, 11/7/02**,
   LOC National City Bank                  $ 2,135     $ 2,135
Franklin County,
   Healthcare Facilities Revenue,
   Wexner Heritage House Project,
   1.95%*, 11/7/02**,
   LOC Hunington National Bank               2,700       2,700
Franklin County, Hospital Revenue,
   Children's Hospital Project,
   Series B, 2.03%*, 11/7/02**,
   LOC Bank One N.A.                         8,100       8,100
Franklin County, Hospital Revenue,
   Doctors OhioHealth,
   Series B, 1.90%*, 11/7/02**,
   LOC National City Bank                    6,325       6,325
Franklin County, Multifamily Revenue,
   Golf Pointe Apartments Project,
   Series A, 1.92%*, 11/7/02**,
   LOC Lasalle Bank N.A.                     2,300       2,300
Geauga County,
   Healthcare Facilities Revenue,
   Heather Hill Inc. Project,
   Series B, 1.95%*, 11/7/02**,
   LOC Bank One N.A.                         9,515       9,515
Green, GO, BAN,
   2.00%, 10/23/03                           1,890       1,897
Grove City, EDR,
   Cross Country Inns, Inc.,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                           845         845
Grove City, Multifamily Revenue,
   Regency Arms Apartments,
   2.05%*, 11/7/02**, FNMA AMT               6,500       6,500
Groveport, GO, BAN,
   2.48%, 11/1/02                            2,700       2,700
Hamilton County, EDR,
   1.84%*, 11/7/02**,
   LOC Fifth Third Bank                      4,400       4,400
Hamilton County, EDR,
   Boys/Girls Club Inc. Project,
   1.90%*, 11/7/02**,
   LOC PNC Bank N.A.                         2,600       2,600
Hamilton County, EDR,
   Samuel W. Bell Home Project,
   1.90%*, 11/7/02**,
   LOC US Bancorp                            3,200       3,200
Hamilton County, GO,
   3.00%, 12/1/02                            2,185       2,187
Hamilton County,
   Health Care Facilities Revenue,
   Episcopal Retirement Homes Inc.,
   1.85%*, 11/7/02**,
   LOC Fifth Third Bank                      6,800       6,800
Hamilton County,
   Health Care Facilites Revenue,
   Sisters of Charity Senior Care,
   1.90%*, 11/7/02**,
   LOC Fifth Third Bank                    $ 4,250     $ 4,250
Hamilton County,
   Healthcare Facilities Revenue,
   Ronald McDonald House Project,
   1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      3,365       3,365
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.85%*, 11/7/02**,
   LOC Chase Manhattan Bank                 17,300      17,300
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.85%*, 11/7/02**,
   LOC US Bancorp                           11,200      11,200
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.85%*, 11/7/02**,
   LOC PNC Bank N.A.                        14,450      14,450
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance, Series A,
   1.83%*, 11/6/02**, MBIA,
   SPA Credit Suisse First Boston           11,500      11,500
Hamilton County, Hospital Revenue,
   Beechwood Home Project,
   1.90%*, 11/7/02**,
   LOC US Bancorp                            6,100       6,100
Hamilton County, Hospital Revenue,
   Drake Center Inc.,
   Series A, 1.85%*, 11/7/02**,
   LOC Firstar Bank                          6,300       6,300
Hamilton County,
   Parking System Revenue,
   1.85%*, 11/7/02**,
   LOC Firstar Bank                         12,250      12,250
Hamilton, Multifamily Housing Revenue,
   Series A, 1.93%*, 11/6/02**,
   LOC Bank One N.A.                         4,939       4,939
Hancock County, GO, BAN,
   2.75%, 11/20/02                           2,716       2,717
Harrison, GO, BAN,
   2.18%, 12/19/02                           2,000       2,001
Harrison, GO, BAN,
   2.48%, 12/19/02                           2,200       2,201
Highland County, GO, BAN,
   2.50%, 5/8/03                             1,405       1,406
Highland Heights, GO,
   3.00%, 11/8/02                            1,600       1,600
Hilliard, GO, BAN,
   Series A, 2.25%, 1/24/03                  2,700       2,703


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

Hilliard, GO, BAN,
   Series B, 2.47%, 4/15/03                $ 1,500     $ 1,504
Hilliard, IDR, National Sign,
   2.10%*, 11/6/02**,
   LOC Bank One N.A. AMT                     3,270       3,270
Huron County, IDR,
   American Baler Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     1,325       1,325
Independence Local School District,
   GO, BAN, 2.50%, 4/14/03                   3,500       3,506
Independence, GO, BAN,
   Series 2002-2, 2.25%, 8/6/03             10,400      10,438
Lake County, EDR,
   Lake County YMCA Project,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,390       2,390
Lakewood, GO, BAN,
   1.75%, 5/16/03                            1,300       1,303
Leipsic, IDR,
   Patrick Products Inc. Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     6,855       6,855
Liberty Union Thurston
   Local School District,
   GO, BAN, 2.20%, 1/15/03                   3,250       3,253
Lorain County,
   Independent Living Facilities Revenue,
   Elyria United Methodist Project,
   Series A, 1.93%*, 11/7/02**,
   LOC Bank One N.A.                        11,525      11,525
Lorain, IDR,
   Malt Properties Ltd. Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     3,100       3,100
Lucas County, IDR,
   American Capital Properties,
   2.10%*, 11/7/02**,
   LOC National City Bank AMT                3,405       3,405
Lucas County, IDR,
   Bunting Bearings Corp. Project,
   2.10%*, 11/7/02**,
   LOC National City Bank                    2,050       2,050
Lucas County, IDR,
   Lott Industries Inc. Project,
   1.95%*, 11/7/02**,
   LOC National City Bank                    4,185       4,185
Mahoning County,
   Economic Development Revenue,
   Family YMCA, St Elizabeth,
   1.95%*, 11/7/02**,
   LOC National City Bank                    6,200       6,200
Mahoning County,
   Hospital Facilities Revenue,
   Forum Health Obligation Group,
   Series B, 1.90%*, 11/7/02**,
   MBIA, SPA Bank One N.A.                  23,900      23,901
Mahoning County, IDR,
   Insulated Glass Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                   $ 3,305     $ 3,305
Mansfield, GO, BAN,
   2.56%, 4/30/03                            3,000       3,004
Mansfield, GO, BAN,
   1.95%, 8/28/03                            1,070       1,073
Marion County,
   Hospital Revenue,
   Pooled Leasing Program,
   1.93%*, 11/7/02**,
   LOC Bank One N.A.                         2,180       2,180
Marion County,
   Hospital Revenue,
   Pooled Leasing Program,
   1.93%*, 11/7/02**,
   LOC Bank One N.A.                         1,405       1,405
Marion County, IDR,
   Semco Inc. Project,
   2.05%*, 11/7/02**,
   LOC Huntington National Bank                300         300
Mason City School District, GO, BAN,
   2.00%, 2/13/03                            3,000       3,000
Massillon, IDR, ARE Inc. Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A.                         1,000       1,000
Monroe County,
   Income Tax Corridor 75,
   1.95%*, 11/7/02**,
   LOC Bank of Montreal                      2,000       2,000
Montgomery County, EDR,
   Benjamin & Marian Project,
   Series A, 1.95%*, 11/7/02**,
   LOC National City Bank                    5,000       5,000
Montgomery County,
   Health Care Facilities Revenue,
   Kettering Affiliated Project,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,800       2,800
Montgomery County, Housing Revenue,
   Ecumenical Homes I Project,
   1.85%, 11/15/02,
   LOC Transamerica Bank                     3,600       3,600
Montgomery County, IDR,
   Citywide Development Corp. Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,005       2,005
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   1.95%*, 11/15/02**,
   LOC National City Bank                    2,115       2,115
Montgomery, IDR,
   Bethesda Two Ltd.,
   2.05%*, 11/7/02**,
   LOC Huntington National Bank              2,285       2,285

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                           Principal    Amortized
Security Description                         Amount       Cost

Mount Gilead Exempted Village
   School District, GO, BAN,
   2.25%, 9/23/03                          $ 2,000     $ 2,011
Newark, GO, BAN,
   2.50%, 11/26/02                           1,759       1,760
Newark, GO, BAN,
   1.70%, 10/2/03                            9,600       9,614
North Union Local School District,
   Construction and Improvement,
   GO, BAN, 2.25%, 11/27/02                  6,000       6,003
Oregon City, GO, BAN,
   2.58%, 5/1/03                             1,000       1,001
Orrville, GO, BAN,
   1.87%, 10/2/03                            1,100       1,102
Ottawa County, GO, BAN,
   2.24%, 12/3/02                              250         250
Oxford Limited Obligations Revenue,
   UHI Acquisition Inc. Project,
   2.25%*, 11/7/02**,
   LOC Bank One N.A. AMT                     6,010       6,010
Painesville, GO, BAN,
   2.00%, 11/20/02                           3,410       3,410
Parma, IDR,
   FDC Realty Project,
   2.05%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,520       2,520
Pike County, GO, BAN,
   2.03%, 3/13/03                            1,826       1,828
Portage County,
   Healthcare Facilities Revenue,
   Hattie Larlham Project,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,590       2,590
Portage County, IDR,
   NCSP Limited Partnership Project,
   2.10%*, 11/6/02**,
   LOC Bank One N.A. AMT                     2,810       2,810
Powell, GO, BAN,
   2.04%, 11/5/03                            2,000       2,007
Reading, IDR,
   General Tool Co. Project,
   2.00%*, 11/7/02**,
   LOC Bank of Montreal AMT                  3,230       3,230
Richland County, IDR,
   Mansfield Motel Partnership,
   2.10%*, 11/7/02**,
   LOC Huntington National Bank AMT          2,750       2,750
Rickenbacker,
   Port Authority Revenue,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         2,300       2,300
Ross County, GO, BAN,
   2.20%, 5/14/03                            1,500       1,500
Salem Hospital Revenue,
   Community Hospital Project,
   1.90%*, 11/6/02**,
   LOC PNC Bank N.A.                         2,000       2,000
Salem Hospital Revenue,
   Community Hospital Project,
   1.95%*, 11/7/02**,
   LOC PNC Bank N.A.                       $ 2,000     $ 2,000
Seneca County, GO, BAN,
   2.53%, 12/5/02                            1,170       1,170
Seneca County,
   Hospital Facilities Revenue,
   St. Francis Home Inc. Project,
   1.90%*, 11/7/02**,
   LOC National City Bank                    1,700       1,700
Solon, GO, BAN,
   2.50%, 12/18/02                           1,500       1,501
Solon, IDR,
   JTM Products Inc. Project,
   2.10%*, 11/7/02**,
   LOC National City Bank AMT                3,500       3,500
St Clairsville, GO, BAN,
   2.56%, 5/1/03                             1,294       1,296
Stark County, IDR,
   Polymer Packaging Project,
   2.25%*, 11/7/02**,
   LOC Bank One N.A. AMT                     1,185       1,185
State Air Quality
   Development Authority Revenue,
   JMG Funding Limited Partnership,
   Series A, 1.88%*, 11/6/02**,
   LOC Westdeutsche Landesbank AMT           3,400       3,400
State Air Quality
   Development Authority Revenue,
   Ohio Edison Co.,
   Series C, 2.00%*, 11/1/02**,
   LOC Barclays Bank AMT                    15,300      15,300
State Air Quality
   Development Authority Revenue,
   Pollution Control, Ohio Edison,
   Series C, 1.90%*, 11/1/02**,
   LOC First Union National Bank            22,670      22,671
State Air Quality
   Development Authority Revenue,
   Pollution Control, PA Power Co.,
   1.90%*, 11/6/02**,
   LOC Bank One N.A.                         3,050       3,050
State Air Quality
   Development Authority Revenue,
   Pollution Control, Toledo Edison Co.,
   Series A, 1.90%*, 11/1/02**,
   LOC Barclays Bank                        12,250      12,250
State Air Quality Revenue, Timken Co.,
   1.90%*, 11/6/02**,
   LOC Bank One Michigan                     5,400       5,400
State EDR,
   YMCA Greater Cincinnati Project,
   1.90%*, 11/7/02**,
   LOC Bank One N.A.                         5,000       5,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                          Principal    Amortized
Security Description                        Amount       Cost

State Environmental
   Improvement Revenue,
   Newark Group Industries Inc. Project,
   1.92%*, 11/7/02**,
   LOC Chase Manhattan Bank AMT            $ 9,955     $ 9,955
State Higher Education Revenue,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank                      1,535       1,535
State Higher Education Revenue,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank                      4,400       4,400
State Higher Education Revenue,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank                      4,700       4,700
State Higher Education Revenue,
   Wilmington College,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank                      2,095       2,095
State Higher Educational
   Commission Revenue,
   Pooled Financing,
   1.95%*, 11/7/02**,
   LOC Fifth Third Bank                      3,800       3,800
State Higher Educational Revenue,
   Xavier University Project,
   Series B, 1.85%*, 11/7/02**,
   LOC Firstar Bank                          4,000       4,000
State Major New
   Infrastructure Revenue,
   4.50%, 6/15/03                            2,000       2,037
State Pollution Control Revenue,
   Sohio Water Project,
   2.05%*, 11/1/02**                         2,110       2,110
State Pollution Control Revenue,
   Sohio Air Project,
   1.95%*, 11/1/02**                         4,600       4,600
State Public Facilities Commission,
   Higher Education Capital Facilities,
   Series II-A, 4.50%, 12/1/02               1,990       1,994
State Public Facilities Commission,
   Higher Education Capital Facilities,
   Series II-C, 5.50%, 12/1/02               1,500       1,504
State Special Obligation,
   Elementary and Secondary
   Education Capital Facilities,
   5.25%, 12/1/02                            1,000       1,003
State University General Receipts,
   1.85%*, 11/7/02**, FSA                    4,300       4,300
State Water Development
   Authority Revenue,
   6.25%, 6/1/03, AMBAC                      1,975       2,028
State Water Development
   Authority Revenue,
   Series A, 1.89%*, 11/1/02**,
   LOC National City Bank                    5,280       5,280
State Water Development Authority,
   PA Power Co. Project,
   1.90%*, 11/6/02**,
   LOC Bank One N.A. AMT                   $ 5,800     $ 5,800
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.85%*, 11/6/02**,
   LOC Barclays Bank                        14,850      14,850
State Water Development Authority,
   Timken Co. Project,
   1.90%*, 11/6/02**,
   LOC Wachovia Bank AMT                    13,500      13,500
Summit County Hospital,
   Cuyuhoga Falls General Hospital,
   Series B, 1.95%*, 11/7/02**,
   LOC Bank One N.A.                         1,015       1,015
Summit County Port
   Authority Facilities Revenue,
   ASC Industries Inc. Project,
   1.99%*, 11/6/02**,
   LOC Fifth Third Bank AMT                  3,135       3,135
Summit County Revenue,
   Goodwill Industries
   of Akron Ohio, Inc.,
   1.90%*, 11/6/02**,
   LOC Bank One N.A.                         3,100       3,100
Summit County, IDR,
   Atlas Steel Project,
   2.10%*, 11/7/02**,
   LOC National City Bank AMT                2,900       2,900
Summit County, IDR,
   Delco Corp. Project,
   2.10%*, 11/7/02**,
   LOC National City Bank AMT                  900         900
Summit County, IDR,
   Fiocca Inc. Project,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank AMT                  1,890       1,890
Summit County, IDR,
   GO-JO Industries Inc. Project,
   2.00%*, 11/7/02**,
   LOC Bank One N.A.                         1,275       1,275
Summit County, IDR,
   Rogers Industrial Products Project,
   2.75%*, 11/1/02**,
   LOC Fifth Third Bank AMT                    835         835
Summit County, IDR,
   Summit Plastic Co. Project,
   2.10%*, 11/7/02**,
   LOC National City Bank AMT                1,970       1,970
Summit County, IDR,
   VMS Development Project,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,440       2,440

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                        Principal    Amortized
Security Description                      Amount       Cost

Toledo City Services
   Special Assessment,
   1.90%*, 11/7/02**,
   LOC Bank One N.A.                       $ 6,400     $ 6,400
Toledo City Services
   Special Assessment Notes,
   Special Obligation,
   1.90%*, 11/7/02**,
   LOC Bank One N.A.                         1,000       1,000
Toledo, Lucas County,
   1.91%*, 11/7/02**,
   LOC Wachovia Bank                         2,800       2,800
Trotwood-Madison
   City School District,
   GO, BAN, 2.49%, 2/13/03                  20,000      20,026
Trumbull County, IDR,
   2.10%*, 11/7/02**,
   LOC Bank One N.A.                         3,290       3,290
Trumbull County, IDR,
   Eliwood Engineered Casting,
   2.10%*, 11/7/02**,
   LOC Mellon Bank                           7,000       7,000
Twinsburg, IDR,
   United Stationers Supply Co.,
   2.10%*, 11/1/02**,
   LOC PNC Bank N.A. AMT                     5,000       5,000
University Cincinnati
   General Receipts, BAN,
   Series C, 2.10%, 3/19/03                  4,250       4,251
University Cincinnati
   General Receipts, BAN,
   Series E, 3.00%, 3/19/03                  9,600       9,635
Van Wert County IDR,
   Kennedy Manufacturing Co.,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     1,500       1,500
Warren County, EDR,
   Ralph J. Stolle Countryside,
   1.85%*, 11/1/02**,
   LOC Fifth Third Bank                        900         900
Warren County, IDR,
   Lindsey Steel Processing,
   2.00%*, 11/7/02**,
   LOC Firstar Bank AMT                      2,085       2,085
Washington County,
   Hospital Revenue,
   Marietta Area Health,
   1.85%*, 11/1/02**,
   LOC Fifth Third Bank                      1,380       1,380
Washington, GO, BAN,
   2.50%, 11/27/02                           1,500       1,501
Washington, GO, BAN,
   Series B, 2.45%, 11/27/02               $ 2,925     $ 2,926
Wayne County,
   Healthcare Facilities Revenue,
   West View Manor Project,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank                      4,455       4,455
Wayne County, IDR,
   2.10%*, 11/7/02**,
   LOC Bank One N.A. AMT                     2,500       2,500
Westerville, EDR,
   American Ceramic Society,
   2.15%*, 11/7/02**,
   LOC National City Bank                    1,720       1,720
Westlake, IDR,
   Logan Westlake Project,
   2.00%*, 11/7/02**,
   LOC Fifth Third Bank AMT                  1,370       1,370
Williams County, IDR,
   Letts Industries Inc. Project,
   2.05%*, 11/7/02**,
   LOC NBD Bank AMT                          1,635       1,635
Wilmington, GO, BAN,
   2.03%, 12/12/02                           1,500       1,500
Wood County, EDR,
   Cast Masters Inc. Acquisition,
   2.07%*, 11/7/02**,
   LOC National City Bank AMT                1,620       1,620
Wood County, IDR,
   Jerl Machine Project,
   1.95%*, 11/1/02**,
   LOC Fifth Third Bank AMT                  1,000       1,000
Wood County, IDR,
   Principle Bus Project,
   Series A, 1.95%*, 11/7/02**,
   LOC Fifth Third Bank AMT                  2,495       2,495
Woodlawn, EDR,
   Goodwill Industrial Project,
   1.90%*, 11/7/02**,
   LOC Firstar Bank                          5,605       5,605
Woodlawn, IDR,
   Southland Properties LLP Project,
   1.98%*, 11/6/02**,
   LOC Bank of Montreal AMT                  1,330       1,330
Wyandot County, GO, BAN,
   2.13%, 4/25/03                            2,000       2,006
Zanesville City School District, GO,
   Series A, 2.03%, 3/13/03                  2,400       2,405

Total Ohio Municipal Bonds
(Amortized Cost $885,567)                              885,567

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                               October 31, 2002

(Amounts in Thousands, Except Shares)

                                                         Amortized
                                                        Cost/Market
Security Description                          Shares       Value

Investment Companies (0.0%)

Federated Ohio Municipal
   Cash Trust Fund                               511     $   1

Total Investment Companies (Amortized Cost $1)               1

Total Investments
(Amortized Cost $885,568) -- 104.1%                    885,568

Liabilities in excess of other assets -- (4.1)%        (34,531)

NET ASSETS -- 100.0%                                  $851,037

(a)  Segregated as collateral for securities purchased on "when-issued" basis.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

* Adjustable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2002.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Financial Guaranty Insurance Co.

FNMA -- Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         October 31, 2002

(Amounts in Thousands, Except Per Share Amounts)


                                                                               Gradison               Prime              Financial
                                                                              Government           Obligations           Reserves
                                                                             Reserves Fund            Fund                 Fund

ASSETS:
Investments, at amortized cost                                                $3,887,584           $1,966,287            $595,906
Repurchase agreements, at market value                                                --              217,510              61,389

     Total Investments                                                         3,887,584            2,183,797             657,295

Cash                                                                                  14                   10                  11
Interest receivable                                                                5,530                5,651               2,209
Prepaid expenses and other assets                                                      6                   --                   8

         Total Assets                                                          3,893,134            2,189,458             659,523

LIABILITIES:
Dividends payable                                                                  3,703                2,125                 686
Payable to brokers for investments purchased                                      59,970                   --                  --
Accrued expenses and other payables:
     Investment advisory fees                                                      1,218                  674                 276
     Administration fees                                                              17                   21                   6
     Custodian fees                                                                   63                   45                  16
     Accounting fees                                                                   1                    1                  --
     Transfer agent fees                                                              61                    6                   5
     Shareholder service fees                                                         --                  453                  --
     Shareholder service fees -- Class G Shares                                      788                   --                  --
     Other                                                                           345                  215                 109

         Total Liabilities                                                        66,166                3,540               1,098

NET ASSETS:
Capital                                                                        3,826,481            2,185,899             658,405
Accumulated net investment income                                                    503                   19                  20
Accumulated undistributed net realized
  (losses) from investment transactions                                              (16)                  --                  --

         Net Assets                                                           $3,826,968           $2,185,918            $658,425

Net Assets
     Trust Shares                                                                271,606                   --                  --
     Class G Shares                                                            3,555,362                   --                  --

         Total                                                                $3,826,968                   --                  --

Outstanding units of beneficial interest (shares)
     Trust Shares                                                                271,521                   --                  --
     Class G Shares                                                            3,554,745                   --                  --

         Total                                                                 3,826,266            2,185,899             658,296

Net asset value
     Offering and redemption price per share                                          --           $     1.00            $   1.00
     Offering and redemption price per share -- Trust Shares                  $     1.00                   --                  --
     Offering and redemption price per share -- Class G Shares                $     1.00                   --                  --


                      See notes to financial statements.


                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         October 31, 2002

(Amounts in Thousands, Except Per Share Amounts)


                                                                   Tax-Free         Ohio Municipal
                                                                 Money Market        Money Market
                                                                     Fund                Fund

ASSETS:
Investments, at amortized cost                                     $658,864             $885,568
Cash                                                                     10                    6
Interest receivable                                                   1,938                3,072
Prepaid expenses and other assets                                        10                    5

         Total Assets                                               660,822              888,651

LIABILITIES:
Dividends payable                                                       564                  610
Payable to brokers for investments purchased                          5,900               36,393
Accrued expenses and other payables:
     Investment advisory fees                                           197                  371
     Administration fees                                                  6                    8
     Custodian fees                                                      13                   17
     Accounting fees                                                      2                   --
     Transfer agent fees                                                  8                   13
     Shareholder service fees                                            87                  160
     Other                                                               34                   42

         Total Liabilities                                            6,811               37,614

NET ASSETS:
Capital                                                             654,116              851,042
Accumulated undistributed net realized gains
  (losses) from investment transactions                                (105)                  (5)

         Net Assets                                                $654,011             $851,037

Outstanding units of beneficial interest (shares)                   654,114              851,038

Net asset value
     Offering and redemption price per share                       $   1.00             $   1.00


                      See notes to financial statements.


                                                       Statements of Operations
THE VICTORY PORTFOLIOS                      For the Year Ended October 31, 2002

(Amounts in Thousands)


                                                                                Gradison              Prime              Financial
                                                                               Government          Obligations           Reserves
                                                                              Reserves Fund           Fund                 Fund

Investment Income:
Interest income                                                                  $85,526              $57,822             $13,763

     Total Income                                                                 85,526               57,822              13,763

Expenses:
Investment advisory fees                                                          16,864                9,927               3,325
Administration fees                                                                4,869                3,211                 820
Shareholder service fees                                                              --                7,075                  --
Shareholder service fees -- Class G                                                9,951                   --                  --
Accounting fees                                                                      118                  128                 107
Custodian fees                                                                       799                  556                 146
Legal and audit fees                                                                 585                  296                  70
Trustees' fees and expenses                                                          151                  102                  23
Transfer agent fees                                                                  602                  148                  22
Registration and filing fees                                                         104                   87                  18
Printing fees                                                                        308                  164                   1
Other                                                                                138                   76                  19

     Total Expenses                                                               34,489               21,770               4,551

Expenses voluntarily reduced                                                      (2,253)                  --                  --

     Net Expenses                                                                 32,236               21,770               4,551

Net Investment Income                                                             53,290               36,052               9,212

Realized Gains from Investments:
Net realized gains from investment transactions                                      436                   24                  24

Change in net assets resulting from operations                                   $53,726              $36,076             $ 9,236


                      See notes to financial statements.

                                                       Statements of Operations
THE VICTORY PORTFOLIOS                      For the Year Ended October 31, 2002

(Amounts in Thousands)

                                                Tax-Free         Ohio Municipal
                                              Money Market        Money Market
                                                  Fund                Fund

Investment Income:
Interest income                                  $12,276             $15,737
Dividend income                                      133                  33

     Total Income                                 12,409              15,770

Expenses:
Investment advisory fees                           2,556               4,622
Administration fees                                  890               1,105
Shareholder service fees                           1,826               2,311
Accounting fees                                      111                 117
Custodian fees                                       142                 180
Legal and audit fees                                  75                  96
Trustees' fees and expenses                           26                  32
Transfer agent fees                                   31                  49
Registration and filing fees                          28                  23
Printing fees                                         13                  14
Other                                                 20                  25

     Total Expenses                                5,718               8,574

Net Investment Income                              6,691               7,196

                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                         Gradison Government                     Prime                        Financial
                                            Reserves Fund                  Obligations Fund                  Reserves Fund

                                        Year            Year            Year            Year             Year            Year
                                        Ended           Ended           Ended           Ended            Ended           Ended
                                     October 31,     October 31,     October 31,     October 31,      October 31,     October 31,
                                        2002             2001            2002            2001            2002            2001

From Investment Activities:
Operations:
Net investment income                $    53,290     $    99,932     $    36,052     $   118,061      $    9,212      $    31,930
Net realized gains from
  investment transactions                    436             371              24               9              24                1

Change in net assets resulting
  from operations                         53,726         100,303          36,076         118,070           9,236           31,931

Distributions to Shareholders:
     From net investment
       income by class                        --              --         (36,052)       (118,078)         (9,216)         (31,931)
         Trust Shares                     (5,176)           (360)             --              --              --               --
         Class G Shares                  (48,162)        (99,572)             --              --              --               --

Change in net assets from
  distributions to shareholders          (53,338)        (99,932)        (36,052)       (118,078)         (9,216)         (31,931)

Capital Transactions:
     Proceeds from shares issued      18,371,659       8,964,082       5,405,007       6,054,272       2,080,531        2,486,078
     Proceeds from shares issued
       in connection with merger              --       2,061,704              --              --              --               --
     Dividends reinvested                 46,283         104,890          38,173         122,170             657            2,381
     Cost of shares redeemed         (18,985,490)     (8,872,446)     (6,303,776)     (5,682,959)     (2,177,395)      (2,471,359)

Change in net assets from
  capital transactions                  (567,548)      2,258,230        (860,596)        493,483         (96,207)          17,100

Change in net assets                    (567,160)      2,258,601        (860,572)        493,475         (96,187)          17,100

Net Assets:
     Beginning of period               4,394,128       2,135,527       3,046,490       2,553,015         754,612          737,512

     End of period                   $ 3,826,968     $ 4,394,128     $ 2,185,918     $ 3,046,490     $   658,425      $   754,612

Share Transactions:
     Issued                           18,371,659       8,964,140       5,405,007       6,054,272       2,080,531        2,486,078
     Issued in connection
       with merger                            --       2,061,704              --              --              --               --
     Reinvested                           46,283         104,890          38,173         122,170             657            2,381
     Redeemed                        (18,985,490)     (8,872,446)     (6,303,776)     (5,682,959)     (2,177,395)      (2,471,359)

Change in Shares                        (567,548)      2,258,288        (860,596)        493,483         (96,207)          17,100


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                                                               Tax-Free                     Ohio Municipal
                                                                           Money Market Fund               Money Market Fund

                                                                         Year            Year            Year            Year
                                                                         Ended           Ended           Ended           Ended
                                                                      October 31,     October 31,     October 31,     October 31,
                                                                         2002            2001            2002            2001

From Investment Activities:
Operations:
     Net investment income                                            $    6,691      $   18,898      $    7,196      $    23,481
     Net realized (losses) from investment transactions                       --              (3)             --               --

Change in net assets resulting from operations                             6,691          18,895           7,196           23,481

Distributions to Shareholders:
     From net investment income                                           (6,691)        (18,898)         (7,196)         (23,486)

Change in net assets from distributions to shareholders                   (6,691)        (18,898)         (7,196)         (23,486)

Capital Transactions:
     Proceeds from shares issued                                       1,457,874       1,748,273       1,501,840        1,670,134
     Dividends reinvested                                                  5,867          15,527           6,671           20,556
     Cost of shares redeemed                                          (1,584,285)     (1,664,566)     (1,592,681)      (1,639,847)

Change in net assets from capital transactions                          (120,544)         99,234         (84,170)          50,843

Change in net assets                                                    (120,544)         99,231         (84,170)          50,838

Net Assets:
     Beginning of period                                                 774,555         675,324         935,207          884,369

     End of period                                                    $  654,011      $  774,555      $  851,037      $   935,207

Share Transactions:
     Issued                                                            1,457,874       1,748,273       1,501,840        1,670,134
     Reinvested                                                            5,867          15,527           6,671           20,556
     Redeemed                                                         (1,584,285)     (1,664,566)     (1,592,681)      (1,639,847)

Change in Shares                                                        (120,544)         99,234         (84,170)          50,843


                      See notes to financial statements.



THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                 Gradison Government Reserves Fund

                                                           Trust Shares

                                                                  October 15,
                                                       Year          2001
                                                       Ended       through
                                                     October 31,  October 31,
                                                        2002         2001<F2>

Net Asset Value,
   Beginning of Period                                $  1.000     $  1.000

Investment Activities
     Net investment income                               0.015        0.001

Distributions
     Net investment income                              (0.015)      (0.001)

Net Asset Value, End of Period                        $  1.000     $  1.000

Total Return                                              1.48%        0.11%<F4>

Ratios/Supplementary Data:
Net Assets
   at end of period (000)                             $271,606     $290,861
Ratio of expenses to
   average net assets                                     0.50%        0.42%<F5>
Ratio of net investment income
   to average net assets                                  1.46%        2.30%<F5>
Ratio of expenses to
   average net assets<F1>                                 0.56%       10.12%<F5>
Ratio of net investment income
   to average net assets<F1>                              1.40%       (7.40%)<F5>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F4> Not annualized.

<F5> Annualized.





                                                                Gradison Government Reserves Fund

                                                                         Class G Shares

                                         Year           Year           Year           Month          Year             Year
                                        Ended          Ended          Ended          Ended          Ended            Ended
                                      October 31,    October 31,    October 31,    October 31,    September 30,    September 30,
                                         2002           2001           2000           1999           1999<F3>         1998

Net Asset Value,
   Beginning of Period               $    1.000     $    1.000     $    1.000     $    1.000      $    1.000   $      1.000

Investment Activities
     Net investment income                0.012          0.041          0.054          0.004           0.044          0.049

Distributions
     Net investment income               (0.012)        (0.041)        (0.054)        (0.004)         (0.044)        (0.049)

Net Asset Value, End of Period       $    1.000     $    1.000     $    1.000     $    1.000      $    1.000   $      1.000

Total Return                               1.21%          4.20%          5.56%          0.39%<F4>       4.46%          4.98%

Ratios/Supplementary Data:
Net Assets
   at end of period (000)            $3,555,362     $4,103,267     $2,135,527     $2,028,020      $2,018,755   $  1,933,824
Ratio of expenses to
   average net assets                      0.77%          0.77%          0.72%          0.72%<F5>       0.71%          0.72%
Ratio of net investment income
   to average net assets                   1.21%          4.04%          5.42%          4.61%<F5>       4.34%          4.86%
Ratio of expenses to
   average net assets<F1>                  0.82%          0.82%          0.90%          0.84%<F5>       0.77%          0.73%
Ratio of net investment income
   to average net assets<F1>               1.16%          3.99%          5.24%          4.49%<F5>       4.28%          4.85%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F4> Not annualized.

<F5> Annualized.


                      See notes to financial statements.



THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Prime Obligations Fund

                                                        Year           Year          Year           Year           Year
                                                        Ended          Ended         Ended          Ended          Ended
                                                     October 31,    October 31,   October 31,    October 31,    October 31,
                                                        2002           2001          2000           1999           1998

Net Asset Value, Beginning of Period                 $    1.000     $    1.000    $    1.000     $    1.000     $    1.000

Investment Activities
     Net investment income                                0.013          0.042         0.055          0.044          0.049

Distributions
     Net investment income                               (0.013)        (0.042)       (0.055)        (0.044)        (0.049)

Net Asset Value, End of Period                       $    1.000     $    1.000    $    1.000     $    1.000     $    1.000

Total Return                                               1.27%          4.31%         5.67%          4.52%          4.98%

Ratios/Supplementary Data:
Net Assets at end of period (000)                    $2,185,918     $3,046,490    $2,553,015     $2,060,039     $1,378,713
Ratio of expenses to
   average net assets                                      0.77%          0.76%         0.78%          0.79%          0.80%
Ratio of net investment income
   to average net assets                                   1.27%          4.17%         5.55%          4.43%          4.89%


                      See notes to financial statements.



THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                       Financial Reserves Fund

                                                  Year            Year           Year           Year           Year
                                                  Ended           Ended          Ended          Ended          Ended
                                               October 31,    October 31,    October 31,    October 31,     October 31,
                                                  2002            2001           2000           1999           1998

Net Asset Value, Beginning of Period             $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                          0.014          0.043         0.056          0.045          0.050

Distributions
     Net investment income                         (0.014)        (0.043)       (0.056)        (0.045)        (0.050)

Net Asset Value, End of Period                   $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                         1.39%          4.44%         5.75%          4.62%          5.10%

Ratios/Supplementary Data:
Net Assets at end of period (000)                $658,425       $754,612      $737,512       $818,452       $785,520
Ratio of expenses to
   average net assets                                0.68%          0.68%         0.70%          0.68%          0.67%
Ratio of net investment income
   to average net assets                             1.38%          4.36%         5.58%          4.52%          5.01%
Ratio of expenses to
   average net assets<F1>                            <F2>           <F2>          <F2>           <F2>           0.68%
Ratio of net investment income
   to average net assets<F1>                         <F2>           <F2>          <F2>           <F2>           5.00%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.


                      See notes to financial statements.



THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                 Tax-Free Money Market Fund

                                                               Year          Year           Year           Year           Year
                                                               Ended         Ended          Ended          Ended          Ended
                                                            October 31,   October 31,    October 31,    October 31,    October 31,
                                                               2002          2001           2000           1999           1998

Net Asset Value, Beginning of Period                         $  1.000      $  1.000       $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                                      0.009         0.026          0.033          0.025          0.029

Distributions
     Net investment income                                     (0.009)       (0.026)        (0.033)        (0.025)        (0.029)

Net Asset Value, End of Period                               $  1.000      $  1.000       $  1.000       $  1.000       $  1.000

Total Return                                                     0.92%         2.59%          3.38%          2.55%          2.91%

Ratios/Supplementary Data:
Net Assets at end of period (000)                            $654,011      $774,555       $675,324       $697,633       $465,528
Ratio of expenses to
   average net assets                                            0.78%         0.78%          0.80%          0.79%          0.80%
Ratio of net investment income
   to average net assets                                         0.92%         2.54%          3.32%          2.51%          2.88%
Ratio of expenses to
   average net assets<F1>                                        <F2>          <F2>           <F2>           <F2>           0.80%
Ratio of net investment income
   to average net assets<F1>                                     <F2>          <F2>           <F2>           <F2>           2.88%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.


                      See notes to financial statements.



THE VICTORY PORTFOLIOS                              Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                 Ohio Municipal Money Market Fund

                                                  Year          Year          Year          Year           Year
                                                  Ended         Ended         Ended         Ended          Ended
                                               October 31,   October 31,   October 31,   October 31,    October 31,
                                                  2002          2001          2000          1999           1998

Net Asset Value, Beginning of Period            $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Investment Activities
     Net investment income                         0.008         0.025         0.032         0.025          0.029

Distributions
     Net investment income                        (0.008)       (0.025)       (0.032)       (0.025)        (0.029)

Net Asset Value, End of Period                  $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Total Return                                        0.78%         2.52%         3.27%         2.49%          2.94%

Ratios/Supplementary Data:
Net Assets at end of period (000)               $851,037      $935,207      $884,369      $934,744       $751,543
Ratio of expenses to
   average net assets                               0.93%         0.93%         0.87%         0.82%          0.80%
Ratio of net investment income
   to average net assets                            0.78%         2.50%         3.22%         2.45%          2.90%
Ratio of expenses to
   average net assets<F1>                           <F2>          <F2>          0.93%         0.93%          0.94%
Ratio of net investment income
   to average net assets<F1>                        <F2>          <F2>          3.16%         2.34%          2.76%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



                      See notes to financial statements.

                                                  Notes to Financial Statements
THE VICTORY PORTFOLIOS                                         October 31, 2002

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 27 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

     The Gradison Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Class G Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

2.   Reorganizations

     On May 23, 2001, the Board of Trustees of the Trust approved a Plan of Reorganization ("the Reorganization") to merge and transfer all of the assets and liabilities of the Investor Shares and Select Shares of the U.S. Government Obligations Fund into the Trust Shares and the Class G Shares of the Gradison Government Reserves Fund, respectively. The Reorganization qualified as a tax-free exchange for Federal Income tax purposes and was completed on October 15, 2001, following approval by shareholders at the shareholder meeting held on September 27, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization (Amounts in thousands):



                                                           Before                        After
                                                          Transfer                     Transfer

                                                                   Gradison            Gradison
                                              U.S. Government     Government          Government
                                             Obligations Fund    Reserves Fund       Reserves Fund

     Investor Class Shares (000)                   359,893                 --                 --
     Select Class Shares (000)                   1,702,023                 --                 --
     Trust Class Shares (000)                           --                 --            359,893
     Class G Shares (000)                               --          2,442,838          4,144,861

     Total Shares (000)                          2,061,916          2,442,838          4,504,754

     Investor Class Net Assets (000)            $  359,824                 --                 --
     Select Class Net Assets (000)               1,701,880                 --                 --
     Trust Class Net Assets (000)                       --                 --         $  359,824
     Class G Net Assets (000)                           --         $2,442,738          4,144,618

     Total Net Assets (000)                     $2,061,704         $2,442,738         $4,504,442

     Net Asset Value
     Investor Class Shares                      $     1.00                 --                 --
     Select Class Shares                        $     1.00                 --                 --
     Trust Class Shares                                 --                 --         $     1.00
     Class G Shares                                     --         $     1.00         $     1.00

     Unrealized Appreciation (000)                      --                 --                 --



                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2002

3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.


     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2002, the Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund had outstanding "when-issued" purchase commitments, with corresponding assets segregated of $5,900,000 and $12,445,140, respectively.


                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2002

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing plan as well as the Funds' transfer agency, printing and state registration fees are borne by the specific class of shares to which they apply.

4.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. Key Bank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under terms of the Investment Advisory Agreement, the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the Administration Agreement, prior to April 1, 2002, the Administrator's fee was computed at the annual rate of 0.15% of the Fund's average daily net assets of $300 million and less, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of the Fund's average daily net assets greater than $600 million. After April 1, 2002, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Trust as Fund Accountant and as the Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of BISYS, serves as Distributor for the shares of the Trust.

     Until October 15, 2001, pursuant to the Trust's 12b-1 Plan, the Distributor could receive a monthly fee at an annual rate of 0.10% of the average daily net assets of the Class G Shares of the Gradison Government Reserves Fund. From the fee, the Distributor paid fees to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. On May 23, 2001, the Board of Trustees of the Trust approved reducing the fee paid by the Gradison Government Reserves Fund under the Rule 12b-1 Plan to zero and adding Gradison Government Reserves Fund to the Trust's Shareholder Servicing Plan, under which a fee of up to 0.25% of the average daily net assets of the Class G Shares could be paid to BISYS Ohio or others providing shareholder servicing.

                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2002


     The Distributor or financial institutions (directly or through the Distributor) may receive from all the funds except the Gradison Government Reserves Fund and Financial Reserves Fund, pursuant to a shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Advisor.

     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the year ended October 31, 2002:



                                                    Investment       Administration   Shareholder
                                                  Advisory Fees           Fees       Servicing Fees

                                               Maximum
                                             Percentage
                                              of Average  Voluntary     Voluntary      Voluntary
                                                Daily        Fee           Fee            Fee
                                             Net Assets   Reductions    Reductions     Reductions
                                                (000)       (000)            (000)

     Gradison Government Reserves Fund          0.50%        $112        $2,137           $4
     Prime Obligations Fund                     0.35%          --            --           --
     Financial Reserves Fund                    0.50%          --            --           --
     Tax-Free Money Market Fund                 0.35%          --            --           --
     Ohio Municipal Money Market Fund           0.50%          --            --           --


5.   Capital Share Transactions:

     Capital share transactions (for both shares and dollars) for those Funds with multiple share classes were as follows (Amounts in thousands):


                                                      Gradison Government
                                                          Reserves Fund

                                                     Year             Year
                                                     Ended            Ended
                                                  October 31,      October 31,
                                                     2002             2001

     Capital Share Transactions:
     Trust Shares:
     Issued                                        4,507,141           117,609
     Issued in connection with merger                     --           359,824
     Reinvested                                           11               330
     Redeemed                                     (4,526,422)         (186,972)

     Total                                           (19,270)          290,791

     Class G Shares:
     Issued                                       13,864,518         8,846,531
     Issued in connection with merger                     --         1,701,880
     Reinvested                                       46,272           104,560
     Redeemed                                    (14,459,068)       (8,685,474)

     Total                                          (548,278)        1,967,497

6.   Concentration of Credit Risk:

     The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2002

7.   Federal Income Tax Information:

     Exempt-interest dividends are as follows for the year ended October 31, 2002 (amounts in thousands):

     Tax-Free Money Market Fund                                       $7,161
     Ohio Municipal Money Market Fund                                 $7,735

     As of October 31, 2002, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                                            Amount     Expires

     Tax-Free Money Market Fund                              $ 4        2006
     Tax-Free Money Market Fund                               27        2007
     Tax-Free Money Market Fund                               71        2008
     Tax-Free Money Market Fund                                3        2009
     Ohio Municipal Money Market Fund                          5        2007


     As of October 31, 2002, cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately (amounts in thousands):


     Gradison Government Reserves Fund                                   $16

The tax character of the dividends paid by the Funds during the fiscal year ended October 31, 2002 were as follows (amount in thousands):


                                         Dividends paid from
                                       Ordinary   Net Long-Term  Total Taxable  Tax Return     Tax-Exempt          Total
                                        Income    Capital Gains    Dividends    of Capital    Distributions   Dividends Paid<F1>

Gradison Government Reserves Fund      55,779         --           55,779        --              --            55,779
Prime Obligations Fund                 39,542         --           39,542        --              --            39,542
Financial Reserves Fund                 9,975         --            9,975        --              --             9,975
Tax-Free Money Market Fund                 --         --               --        --           7,161             7,161
Ohio Municipal Money Market Fund            9         --                9        --           7,735             7,744


<F1> Total Dividends paid may differ from the amount reported in the
     Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.




As of October 31, 2002, the components of accumulated earnings (defecit) on a tax basis for the Funds were as follows (amounts in thousands):



                                                                                                                         Total
                       Undistributed Undistributed Undistributed                         Accumulated   Unrealized     Accumulated
                        Tax Exempt     Ordinary      Long-Term   Accumulated Dividends  Capital and   Appreciation/    Earnings
                         Income         Income     Capital Gains   Earnings   Payable   Other Losses  Depreciation<F1> (Deficit)

Gradison Government
 Reserves Fund            --            4,207           --          4,207      (3,703)       --           (16)           488
Prime Obligations
 Fund                     --            2,144           --          2,144      (2,125)       --            --             19
Financial Reserves
 Fund                     --              707           --            707        (686)       --            --             21
Tax-Free Money
 Market Fund             564               --           --            564        (564)     (105)           --           (105)
Ohio Municipal Money
 Market Fund             610               --           --            610        (610)       (6)           --             (6)




<F1> The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.



                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (five of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Gradison Government Reserves Fund's financial highlights for the year ended September 30, 1998 were audited by other auditors, whose report dated October 23, 1998, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 13, 2002

OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, and their principal occupations during the past five years are as follows:




                                  Position(s)
                                  Held with
Name,  Age and Address            the Trust     Principal Occupation During Past 5 Years


Nigel D. T. Andrews, 55           Trustee       Retired (since 2001); Managing Director (2000-2001), Internet Capital Group
c/o The Victory Portfolios                      (venture capital); Executive Vice President, (1993-2000), GE Capital
3435 Stelzer Road                               (financial services).
Columbus, OH 43219


Frankie D. Hughes, 49             Trustee       Principal and Chief Investment Officer (since 1993), Hughes Capital
c/o The Victory Portfolios                      Management, Inc. (fixed income asset management).
3435 Stelzer Road
Columbus, OH 43219



Lyn Hutton, 52                    Trustee       Vice President and Chief Financial Officer, John D. & Catherine T.
c/o The Victory Portfolios                      MacArthur Foundation (grant making);  Vice President and Treasurer
3435 Stelzer Road                               (1990-1998), Dartmouth College.
Columbus, OH 43219




Eugene J. McDonald, 69            Trustee       Principal and Chief Investment Officer, Quellos Private Capital Markets LLC;
c/o The Victory Portfolios                      Executive Vice President (since 1990), Office of Investment Counsel, Duke
3435 Stelzer Road                               University; President and CEO (1990-2000), Duke Management Company.
Columbus, OH 43219




Dr. Thomas F Morrissey, 68        Trustee       Professor (since 1970), Weatherhead School of Management, Case Western
c/o The Victory Portfolios                      Reserve University; Associate Dean (1989-1995), Weatherhead School of Management.
3435 Stelzer Road
Columbus, OH 43219



Roger Noall, 66                   Chairman      Retired (since 2000), Executive (1997-2000), Senior Executive Vice President
c/o The Victory Portfolios        and Trustee   and Chief Administrative Officer (1994-1996), Secretary (1995-1996), KeyCorp.
3435 Stelzer Road
Columbus, OH 43219



Karen F. Shepherd, 61             Trustee       Member (since 1996), Shepherd Properties, LC and Vincent Shepherd Investments,
c/o The Victory Portfolios                      LC (real estate investments); U.S. Executive Director (1996-2002), European
3435 Stelzer Road                               Bank for Reconstruction & Development; Director, Majority Council (since 2002),
Columbus, OH 43219                              Emily's List (political action committee).


Frank A. Weil, 70
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219                Trustee       Chairman (since 1984), Abacus & Associates, Inc. (private investment firm).


Donald E. Weston, 66
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219                Trustee       Retired (since 2000); Chairman (1998-2000), Gradison McDonald Investments, a
                                                division of McDonald Investments, Inc.; Chairman (1991-1998), Gradison Division
                                                of McDonald & Company Securities, Inc. and Director, McDonald & Company
                                                Investments, Inc.


Leigh A. Wilson, 57               Trustee       Founder, Chairman and Chief Executive Officer (since 1989), New Century Care,
c/o The Victory Portfolios                      Inc. (formerly known as Glenleigh International Limited) (merchant bank);
3435 Stelzer Road                               Chief Executive Officer (since 2001), The Kenning Institute (developer of health
Columbus, OH 43219                              programs); Director (since 1981), Chimney Rock Vineyard and Chimney Rock Winery.





             OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

           The Officers, their ages, addresses, and their principal occupations during the past five years are as follows:



Name, Age and Address         Position(s)                 Principal Occupation During Past 5 Years
                              Held with the Trust


Jay G. Baris, 48              Assistant Secretary         Partner, Kramer Levin Naftalis & Frankel LLP; Assistant Secretary of
c/o The Victory Portfolios                                The Victory Variable Insurance Funds; Director, First Investors Life
3435 Stelzer Road                                         Insurance Company.
Columbus, OH 43219


Kathleen A. Dennis, 49        President                   Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219


Joel B. Engle, 36             Treasurer                   Since September 1998, Vice President of BISYS; from
c/o The Victory Portfolios                                March 1995 to September 1998, Vice President, Northern
3435 Stelzer Road                                         Trust Company.
Columbus, OH 43219


Lisa Hurley, 46               Vice President              Since May 1998, Senior Vice President and General Counsel
c/o The Victory Portfolios                                of BISYS Fund Services; General Counsel of Moore Capital Management,
3435 Stelzer Road                                         Inc. from May 1996 to May 1998; Senior Vice President & General Counsel
Columbus, OH 43219                                        of Northstar Investment Management Corporation from October 1993 to
                                                          May 1996.


Cynthia Lee Lindsey, 44       Secretary                   Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                from November 1997 to October 2002, Director of Securities Lending,
Sales
3435 Stelzer Road                                         Development, Director of Client Services and Director of Financial
Columbus, OH 43219                                        Administration and Business Planning.


Irimga McKay, 41              Vice President              Since November 1998, Senior Vice President, Client Services
c/o The Victory Portfolios                                of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219


Alaina Metz, 34               Assistant Secretary         Since June 1995, Chief Administrative Officer of BISYS Fund Services;
c/o The Victory Portfolios                                Supervisor of Alliance Capital Management for more than five years prior
Columbus, OH 43219                                        to joining BISYS.
3435 Stelzer Road

Gary Tenkman, 31              Assistant Treasurer         Since April 1998, Vice President of Financial Services of BISYS Fund
c/o The Victory Portfolios                                Services; Audit Manager for Ernst & Young LLP for more than five years
3435 Stelzer Road                                         prior to joining BISYS.
Columbus, OH 43219


William J. Tomko, 43          Assistant Treasurer         Group President, BISYS Investment Services; employee of BISYS Fund
c/o The Victory Portfolios                                Services since 1986.
3435 Stelzer Road
Columbus, OH 43219


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


The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

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                                                                U.S. POSTAGE
                                                                   PAID
                                                                Cleveland, OH

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